Exhibit 99.9

Exception Grades

Run Date - 5/7/2025 2:33:04 PM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
223279004		3158547583		33309070			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure [Redacted] on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2.	Final Closing Disclosure [Redacted] on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. Provide the Seller CD.				Reviewer Comment (2025-04-22): Seller CD received Buyer Comment (2025-04-22): Please review uploaded seller CD.	04/22/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279005		3158547584		33331958			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	The updated appraisal dated [Redacted] was not provided at least three business days prior to closing.				Reviewer Comment (2025-04-24): appraisal acknowledgement received Buyer Comment (2025-04-24): please review uploaded proof of appraisal delivery.	04/24/2025			1	B	A	B	A	B	A	B	A	B	A		TX	Second Home	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279005		3158547584		33331968			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	The file was missing proof the Initial Closing disclosure was provided to the borrower(s) at least three (3) business days prior to closing. The document was not signed and with no other receipt documentation, the presumed receipt date would not have been at least 3 days prior to closing.				Reviewer Comment (2025-04-24): proof of e-delivery of initial CD received Buyer Comment (2025-04-24): Please review uploaded proof of e-delivery of CD on [Redacted].	04/24/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Second Home	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279008	3158547591	33319183	Compliance	Compliance	Federal Compliance	Compliance	Closing Disclosure Estimated Values	Final Closing Disclosure used for fees provided on [Redacted] contains estimated values that may not represent final terms or closing costs to the borrower. Estimated Closing Disclosure used for any applicable Federal, State or Local compliance testing. If documented evidence is provided that estimate was for repair/construction costs or tax/insurance escrows ONLY (no holdback service fees or other estimated fees), then Estimated Closing Disclosure exception may be cleared.	The Post-Close CD reflects a "Holdback" in the amount of $[Redacted].	Reviewer Comment (2025-04-29): LOX received and acceptable

Buyer Comment (2025-04-29): Please review Lender letter of explanation attached-final construction cost owed to the builder, payment the seller owed builder

Reviewer Comment (2025-04-23): We need evidence is provided that Holdback funds were for repair/construction costs or tax/insurance escrows ONLY (no holdback service fees or other estimated fees), then this exception may be cleared.

Buyer Comment (2025-04-23): Do not concur with citing.  Borrower paid fees / closing costs did not change from [Redacted] final CD to [Redacted] PCCD.  Only Seller-Paid fees in section C and H changed with no impact to borrower.  If citing cannot be cleared, please specify exactly what is needed from the Correspondent to resolve the issue.
																		04/29/2025			1	D	A	D	A	D	A	D	A	D	A		TN	Second Home	Purchase		D	A	A	A	D	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279011		3158547598		33338140			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2025-04-28): AVM with acceptable value and FSD score received Buyer Comment (2025-04-28): Please review uploaded AVM.	04/28/2025			1	D	A	D	A	D	A	D	A	D	A		TX	Primary	Purchase		D	B	B	B	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279011		3158547598		33338799			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided				Reviewer Comment (2025-04-28): appraisal delivery received Buyer Comment (2025-04-28): Please review uploaded proof of appraisal receipt.	04/28/2025			1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Purchase		D	B	B	B	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279011		3158547598		33338800			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided				Reviewer Comment (2025-04-28): appraisal delivery received Buyer Comment (2025-04-28): Please review uploaded proof of appraisal receipt.	04/28/2025			1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Purchase		D	B	B	B	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279011		3158547598		33342221			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exceptions of DTI Ratio. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-24): Exception approved, with comp factors.			04/24/2025	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		D	B	B	B	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279011		3158547598		33342257			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and [Redacted](e) of [Redacted]% significantly exceeds the guideline maximum of [Redacted]%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Universal Product Exception Form in file for lender exceptions of DTI Ratio. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-24): Exception approved, with comp factors.			04/24/2025	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		D	B	B	B	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279013	3158547604	33312232	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	The Total Title fees increased to $[Redacted] on the Final Closing Disclosure primarily due to an increase in the Lender's Title Insurance fee on [Redacted]. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.	Reviewer Comment (2025-04-28): [Redacted] received valid Changed circumstance dated [Redacted].

Buyer Comment (2025-04-24): Please review valid change in circumstance form to clear exception

Reviewer Comment (2025-04-23): [Redacted] received rebuttal comment. However, the Title - Lender's title insurance fee and Title - Endorsement fee increased on LE dated [Redacted], which is within that 60 days' time period prior to consummation and there seems to be no valid COC in the loan file for those fees were increased. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2025-04-22): Do not concur. Initial LE dated [Redacted] contains verbiage in Other Considerations section on page 3 regarding Construction Loans that "You may receive a revised Loan Estimate at any time prior to 60 days before consummation." A CIC is not required.
																		04/28/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279014		3158547606		33306971			Credit	Loan Eligibility	Guideline Issue	Loan Eligibility	Housing history reflects lates that do not meet guidelines.	- Housing history reflects a total of ___ reported late payments. Housing history reflects a total of ___ reported late payments.	Universal Product Exception Form in file for lender exception of mortgage late within [Redacted] months of Note date. Exception approved with comp factors.	Borrower has verified disposable income of at least $[Redacted]. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-18): Exception approved, with comp factors.			04/18/2025	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279015		3158547607		33312334			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.	Neither of the escrow waiver reason checkboxes are marked on the consumer's final Closing Disclosure. This issue was corrected on the post-closing CD issued on [Redacted]; however, to cure the issue, a letter of the Letter of Explanation sent to the borrower with the Post-close CD is also required.				Reviewer Comment (2025-04-22): PCCD is acceptable if resolved prior to DD review Buyer Comment (2025-04-22): Do not concur. An LOE is not required if the PCCD is in file at time of due diligence review.	04/22/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279015		3158547607		33312379			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-04-21): Sufficient Cure Provided At Closing		04/21/2025		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279016		3158547610		33304233			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-04-18): Sufficient Cure Provided At Closing		04/18/2025		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279017		3158547613		33307021			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Neither evidence of delivery of updated appraisal nor compliant acknowledgment of receipt signed at closing provided.				Reviewer Comment (2025-04-22): proof of appraisal delivery received Buyer Comment (2025-04-22): Please review uploaded proof of appraisal delivery.	04/22/2025			1	B	A	B	A	B	A	B	A	B	A		TN	Primary	Refinance - Rate/Term		B	B	B	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279017		3158547613		33307441			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception of site being greater than [Redacted] acres ([Redacted] acres). Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-18): Exception approved, with comp factors.			04/18/2025	2	B	B	B	B	B	B	B	B	B	B		TN	Primary	Refinance - Rate/Term		B	B	B	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279017		3158547613		33307470			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2025-04-18): Sufficient Cure Provided within 60 Days of Closing		04/18/2025		1	A	A	A	A	A	A	A	A	A	A		TN	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	B	B	B	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279018		3158547614		33309487			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification updated appraisal was delivered to borrower was not provided.				Reviewer Comment (2025-04-22): proof of appraisal delivery received Buyer Comment (2025-04-22): Please review uploaded proof of appraisal delivery.	04/22/2025			1	B	A	B	A	B	A	B	A	B	A		WA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279019		3158547615		33321385			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The latest dated appraisal inspection date is [Redacted]. There was a FEMA disaster dated [Redacted]. Need a post-disaster inspection form indicating no damage to the subject property and must be dated after the disaster declaration.				Reviewer Comment (2025-04-30): PDI received, with inspection date of [Redacted], showing no damage to the property Buyer Comment (2025-04-30): Please review uploaded PDI.	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		NC	Second Home	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279019		3158547615		33321404			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Evidence of primary appraisal delivery to the borrower was not located in the file.				Reviewer Comment (2025-04-23): proof of appraisal delivery received Buyer Comment (2025-04-23): Please review uploaded proof of appraisal delivery.	04/23/2025			1	B	A	B	A	B	A	B	A	B	A		NC	Second Home	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279021		3158547618		33340138			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Neither evidence of delivery of updated appraisal nor compliant acknowledgment of receipt signed at closing provided.				Reviewer Comment (2025-04-25): appraisal acknowledgement form received Buyer Comment (2025-04-25): Please review uploaded appraisal acknowledgement.	04/25/2025			1	B	A	B	A	B	A	B	A	B	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279021		3158547618		33343441			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing complete [Redacted] & [Redacted] 1065 returns, K-1s, and valid third party verification of self-employment for [Redacted] partnerships documenting income used to qualify.				Reviewer Comment (2025-04-25): additional income documentation for [redacted] businesses received Buyer Comment (2025-04-25): Please reference the attached documentation present in file to satisfy the outstanding exception. All documentation present was cash flowed for the [redacted] partnership incomes utilized for loan qualification. Buyer Comment (2025-04-25): Signed & Dated [Redacted] & [Redacted] Business Tax Returns and VOEs	04/25/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279021		3158547618		33343443			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Missing complete [Redacted] & [Redacted] 1065 returns, K-1s, and valid third party verification of self-employment for [redacted] partnerships documenting income used to qualify.				Reviewer Comment (2025-04-25): additional income documentation for [redacted] businesses received Buyer Comment (2025-04-25): Please reference the comment and documentation uploaded to Loan Exception ID 33343441	04/25/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279021		3158547618		33343486			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall finding due to missing complete [Redacted] & [Redacted] 1065 returns, K-1s, and valid third party verification of self-employment documenting income used to qualify, resulting in a loan designation discrepancy.				Reviewer Comment (2025-04-25): additional income documentation for [redacted] businesses received Buyer Comment (2025-04-25): Please reference the comment and documentation uploaded to Loan Exception ID 33343441	04/25/2025			1	B	A	C	A	B	A	C	A	B	A		FL	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279021		3158547618		33343487			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Partnership	General QM: Unable to verify current Partnership status using reasonably reliable third-party records.	Missing complete [Redacted] & [Redacted] 1065 returns, K-1s, and valid third party verification of self-employment documenting income used to qualify.				Reviewer Comment (2025-04-25): additional income documentation for [redacted] businesses received Buyer Comment (2025-04-25): Please reference the comment and documentation uploaded to Loan Exception ID 33343441	04/25/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279021		3158547618		33343488			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Partnership	General QM: Unable to verify current Partnership status using reasonably reliable third-party records.	Missing complete [Redacted] & [Redacted] 1065 returns, K-1s, and valid third party verification of self-employment documenting income used to qualify.				Reviewer Comment (2025-04-25): additional income documentation for [redacted] businesses received Buyer Comment (2025-04-25): Please reference the comment and documentation uploaded to Loan Exception ID 33343441	04/25/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279021		3158547618		33343489			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Partnership	General QM: Unable to verify current Partnership status using reasonably reliable third-party records.	Missing complete [Redacted] & [Redacted] 1065 returns, K-1s, and valid third party verification of self-employment documenting income used to qualify.				Reviewer Comment (2025-04-25): additional income documentation for [redacted] businesses received Buyer Comment (2025-04-25): Please reference the comment and documentation uploaded to Loan Exception ID 33343441	04/25/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279021		3158547618		33343490			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to missing complete [Redacted] & [Redacted] 1065 returns, K-1s, and valid third party verification of self-employment documenting income used to qualify.				Reviewer Comment (2025-04-25): additional income documentation for [redacted] businesses received Buyer Comment (2025-04-25): Please reference the comment and documentation uploaded to Loan Exception ID 33343441	04/25/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279021		3158547618		33343494			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to missing complete [Redacted] & [Redacted] 1065 returns, K-1s, and valid third party verification of self-employment documenting income used to qualify.				Reviewer Comment (2025-04-25): additional income documentation for [redacted] businesses received Buyer Comment (2025-04-25): Please reference the comment and documentation uploaded to Loan Exception ID 33343441	04/25/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279023		3158547625		33333546			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to the borrower but was not provided.				Reviewer Comment (2025-04-24): proof of appraisal delivery received Buyer Comment (2025-04-24): Please review uploaded proof of appraisal delivery.	04/24/2025			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		D	A	D	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279023		3158547625		33333565			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided		File is missing copy of Purchase Agreement / Sales Contract.				Reviewer Comment (2025-04-24): sales contract received Buyer Comment (2025-04-24): Please review uploaded sales contract.	04/24/2025			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	A	D	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279024		3158547627		33316334			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-04-21): Sufficient Cure Provided At Closing		04/21/2025		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279026		3158547629		33307595			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Escrow Waiver Fee	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] did not disclose the Escrow Waiver Fee.	Final Closing Disclosure provided on [Redacted] did not disclose the Escrow Waiver Fee.				Reviewer Comment (2025-04-23): [Redacted] received Letter of explanation and Corrected Closing disclosure. Buyer Comment (2025-04-22): Please review letter and Post CD attached to clear		04/23/2025		2	C	B	C	B	C	B	C	B	C	B		TX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279026		3158547629		33308518			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No documentation in file to evidence delivery of the appraisal to the borrower.				Reviewer Comment (2025-04-22): proof of appraisal delivery received Buyer Comment (2025-04-22): Please review uploaded proof of appraisal delivery.	04/22/2025			1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279027		3158547630		33309003			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	Date valuation provided to applicant is prior to the date when valuation was performed.				Reviewer Comment (2025-04-22): proof of appraisal delivery received Buyer Comment (2025-04-22): Please review uploaded docs evidencing delivery on [Redacted] after property was appraised on [Redacted].	04/22/2025			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279027		3158547630		33309004			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2025-04-18): Sufficient Cure Provided within 60 Days of Closing		04/18/2025		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279028		3158547631		33310824			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					Reviewer Comment (2025-04-22): proof of appraisal delivery received Buyer Comment (2025-04-22): Please review uploaded proof of appraisal delivery.	04/22/2025			1	B	A	B	A	B	A	B	A	B	A		NV	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279029		3158547632		33315987			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-04-21): Sufficient Cure Provided At Closing		04/21/2025		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279030		3158547633		33310866			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Note amount is $[Redacted], and the appraisal indicated the estimated cost new is $[Redacted]. Based on hazard insurance coverage of $[Redacted], plus extended coverage of $[Redacted], for total coverage of $[Redacted], the loan is short of the required coverage by $[Redacted]. An Insurer's Replacement Cost Estimate was not in file.				Reviewer Comment (2025-04-24): RCE received, and HOI coverage is acceptable Buyer Comment (2025-04-24): Please review uploaded RCE from HOI provider.	04/24/2025			1	C	A	C	A	C	A	C	A	C	A		NM	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279030		3158547633		33316522			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No documentation in file to evidence appraisal delivery to the borrower.				Reviewer Comment (2025-04-22): appraisal acknowledgement received Buyer Comment (2025-04-22): Please review uploaded appraisal acknowledgement.	04/22/2025			1	B	A	B	A	B	A	B	A	B	A		NM	Primary	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279031		3158547634		33319724			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception of missing K-1s for Borrower [redacted] income. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-22): Exception approved, with comp factors.			04/22/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279032		3158547635		33330132			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower.	Appraisal Fee was last disclosed as $[Redacted] on LE but disclosed as $[Redacted] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $[Redacted], a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2025-04-23): Sufficient Cure Provided within 60 Days of Closing		04/23/2025		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279033		3158547638		33306561			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2025-04-18): Sufficient Cure Provided within 60 Days of Closing		04/18/2025		1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279036		3158547647		33309603			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No documentation in the loan file to evidence borrower was provided with a copy of the appraisal at least 3 business days prior to closing.				Reviewer Comment (2025-04-22): appraisal receipt received Buyer Comment (2025-04-22): Appraisal receipt attached	04/22/2025			1	B	A	B	A	B	A	B	A	B	A		FL	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279036		3158547647		33313441			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exception due to the DTI. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-21): Exception approved, with comp factors.			04/21/2025	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279036		3158547647		33313444			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and [Redacted](e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Universal Product Exception Form in file for lender exception due to the DTI. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-21): Exception approved, with comp factors.			04/21/2025	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279037		3158547648		33307794			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower.	The state tax $[Redacted] is added on CD dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in file.				Reviewer Comment (2025-04-18): Sufficient Cure Provided within 60 Days of Closing		04/18/2025		1	A	A	A	A	A	A	A	A	A	A		NJ	Second Home	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279038		3158547657		33312502			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Loan Discount Points were not disclosed on the initial Loan Estimate. A valid change of circumstance is not provided for disclosure of new fee and no evidence of tolerance cure provided				Reviewer Comment (2025-04-21): Sufficient Cure Provided At Closing		04/21/2025		1	A	A	A	A	A	A	A	A	A	A		IL	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279041		3158547666		33320626			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Neither evidence of secondary appraisal delivery nor compliant acknowledgment of receipt signed at closing provided.				Reviewer Comment (2025-04-23): appraisal receipt received Buyer Comment (2025-04-23): addt'l receipt attached Buyer Comment (2025-04-23): Please review Appraisal receipt attached	04/23/2025			1	B	A	B	A	B	A	B	A	B	A		AL	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279041		3158547666		33320627			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Neither evidence of primary appraisal delivery nor compliant acknowledgment of receipt signed at closing provided.				Reviewer Comment (2025-04-23): appraisal receipt received Buyer Comment (2025-04-23): addt'l receipt attached Buyer Comment (2025-04-23): Appraisal receipt attached	04/23/2025			1	B	A	B	A	B	A	B	A	B	A		AL	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279042		3158547667		33319212			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Appraisal fee changed to $[Redacted] on the CD dated [Redacted]. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.				Reviewer Comment (2025-04-24): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception." Buyer Comment (2025-04-23): Please review Final CD cure shown in Category J. to clear exception	04/24/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279042	3158547667	33319213	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Appraisal Re-Inspection fee of $[Redacted] added on the CD dated [Redacted]. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.	Reviewer Comment (2025-04-27): [Redacted] Received Valid COC dated [Redacted] along with supporting documents showing appraisal received date.

Buyer Comment (2025-04-24): Do not concur- please re-review the Lender provided documentation confirming they were informed of the Appraisal Reinspection requirement through the Appraisal Report on [Redacted] (this confirms the date the Lender became aware of the requirement **[Redacted]**), The letter of explanation confirm, the CIC also confirm Appraisal received [Redacted] and attached Disclosure Tracking confirms [Redacted].. .The 1004 is dated [Redacted] [Redacted] however written documentation confirms the Lender became aware [Redacted] [Redacted] this is sufficient the Lender provided  in good faith within three business days please clear exception

Reviewer Comment (2025-04-24): [Redacted] received COC and LOE dated [Redacted], however 1004 is dated [Redacted] and fee added on [Redacted] which is not within 3 days of [Redacted]. Please provide additional information or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Buyer Comment (2025-04-23): Please review letter of explanation, valid change in circumstance form and CD to clear exception
																		04/27/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279042		3158547667		33356638			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-04-27): Sufficient Cure Provided At Closing		04/27/2025		1		A		A		A		A		A		TX	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279045		3158547671		33333056			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-04-23): Sufficient Cure Provided At Closing		04/23/2025		1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279045		3158547671		33333057			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-04-23): Sufficient Cure Provided At Closing		04/23/2025		1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279047		3158547674		33339577			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2025-04-24): appraisal receipt received Buyer Comment (2025-04-24): Please review Appraisal receipt attached	04/24/2025			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Refinance - Rate/Term		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279051		3158547680		33311101			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Evidence of primary appraisal delivery to the borrower was not located in the file.				Reviewer Comment (2025-04-22): appraisal receipt received Buyer Comment (2025-04-22): Please review Appraisal receipt attached	04/22/2025			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279052	3158547681	33312769	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Final Closing Disclosure dated [Redacted] and Initial Escrow Account disclosure dated [Redacted] disclosed initial escrow amount deposit of $[Redacted]; however, the Final Post Disclosure dated [Redacted] disclosed the initial escrow amount deposit of $[Redacted].	Reviewer Comment (2025-04-22): IEADS with correct figures received Buyer Comment (2025-04-22): Please review IEADS attached	04/22/2025	1	B	A	B	A	B	A	B	A	B	A	NC	Second Home	Purchase	If the IEAD is correct and the CD/HUD is incorrect, we require a corrected PCCD/HUD with LOE to borrower to cure. Signature is not required.
																																				If the CD/HUD is correct and the IEAD is incorrect, we require LOE and corrected IEAD to cure. Signature is not required.	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279052		3158547681		33312771			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2025-04-21): Sufficient Cure Provided within 60 Days of Closing		04/21/2025		1	A	A	A	A	A	A	A	A	A	A		NC	Second Home	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279052		3158547681		33312772			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2025-04-21): Sufficient Cure Provided within 60 Days of Closing		04/21/2025		1	A	A	A	A	A	A	A	A	A	A		NC	Second Home	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279053		3158547682		33324028			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		1003s indicate the co-borrower is a permanent resident; however, a copy of the Permanent Resident Card is missing from the loan file.				Reviewer Comment (2025-04-23): proof of residency received Buyer Comment (2025-04-23): Please review proof of Resident attached	04/23/2025			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279054		3158547683		33317843			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification of final appraisal was delivered to borrower was not provided				Reviewer Comment (2025-04-22): appraisal receipt received Buyer Comment (2025-04-22): Appraisal receipt attached	04/22/2025			1	B	A	B	A	B	A	B	A	B	A		ID	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279054		3158547683		33317844			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification of initial appraisal was delivered to borrower was not provided				Reviewer Comment (2025-04-22): appraisal receipt received Buyer Comment (2025-04-22): Appraisal receipt attached	04/22/2025			1	B	A	B	A	B	A	B	A	B	A		ID	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279060		3158547693		33339914			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	The updated appraisal dated [Redacted] was provided to the borrowers on [Redacted] which was the day of closing and there was no [Redacted] hr timing waiver in file.				Reviewer Comment (2025-04-25): appraisal acknowledgement received Buyer Comment (2025-04-25): Do not Concur - borrower acknowledgement confirms receipt 3 days prior - effective date of appraisal [Redacted]	04/25/2025			1	B	A	B	A	B	A	B	A	B	A		GA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279061		3158547694		33314069			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-					Reviewer Comment (2025-04-22): e-consent form received Buyer Comment (2025-04-22): Please review e-Consent initial docs	04/22/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279065		3158547700		33320355			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Neither evidence of delivery of updated appraisal nor compliant acknowledgment of receipt signed at closing provided.				Reviewer Comment (2025-04-23): appraisal acknowledgement received Buyer Comment (2025-04-23): DO Not Concur - appraisal acknowledgement in file	04/23/2025			1	B	A	B	A	B	A	B	A	B	A		WA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279066		3158547701		33319215			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No documentation in the loan file to evidence borrower was provided with a copy of the appraisal at least 3 business days prior to closing.				Reviewer Comment (2025-04-23): appraisal acknowledgement received Buyer Comment (2025-04-23): See attached Appraisal acknowledgment	04/23/2025			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Refinance - Rate/Term		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279067		3158547702		33321535			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Appraisal Report dated [Redacted], missing evidence of receipt.				Reviewer Comment (2025-04-23): appraisal acknowledgement received Buyer Comment (2025-04-23): Do Not Concur - appraisal ack. in file	04/23/2025			1	B	A	B	A	B	A	B	A	B	A		AZ	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279068		3158547703		33330825			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Documentation in file indicates appraisal was provided to the borrower [Redacted] which was the same day as closing and the file did not have evidence of a timing waiver.				Reviewer Comment (2025-04-24): appraisal acknowledgement received Buyer Comment (2025-04-24): Do Not Concur	04/24/2025			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279068		3158547703		33330828			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure [Redacted] on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2.	Final Closing Disclosure [Redacted] on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. Please provide Seller CD for seller paid fees confirmation.				Reviewer Comment (2025-04-24): section M on page 3 of the final CD shows seller transaction details. Buyer Comment (2025-04-24): Do Not Concur - please review Seller Transaction Summary completed on page 3 of Final Closing Disclosure	04/24/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279070		3158547707		33321206			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Initial CD is not signed/dated to evidence receipt and there no other documentation of receipt in file. The presumed receipt date would not have been at least 3 business days prior to closing.				Reviewer Comment (2025-04-23): proof of e-delivery received Buyer Comment (2025-04-23): Do Not Concur - e-receipt in file	04/23/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279070	3158547707	33321207	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	The Recording fee was previously disclosed to the borrower on the Loan estimate as $[Redacted] but it increased on the closing disclosure as $[Redacted]. No valid Change of Circumstance found in file and no cure provided to the borrowers.	Reviewer Comment (2025-04-30): [Redacted] received corrected PCCD and LOE

Buyer Comment (2025-04-28): Final Settlement Statement

Buyer Comment (2025-04-28): LOX

Buyer Comment (2025-04-28): PCCD

Buyer Comment (2025-04-28): Please review final settlement statement and PCCD reflecting final recording fee

Reviewer Comment (2025-04-24): [Redacted] received COC dated [Redacted], however fee increased on LE dated [Redacted]. Also, COC provided any information why the recording fee increased. Please provide valid COC for [Redacted] LE with sufficient information on why the recording fees increased or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Buyer Comment (2025-04-23): Do Not Concur - CIC in file - [Redacted] is the print date on LE [Redacted]
																			04/30/2025		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279070		3158547707		33324735			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No evidence the appraisal was provided to the borrower at least 3 business days prior to closing.				Reviewer Comment (2025-04-23): appraisal acknowledgement received Buyer Comment (2025-04-23): Do Not Concur - appraisal ack. in file	04/23/2025			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279071		3158547708		33318186			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Appraisal Report dated [Redacted], missing evidence of receipt.				Reviewer Comment (2025-04-23): appraisal acknowledgement form received Buyer Comment (2025-04-23): Do Not Concur - appraisal effective date is [Redacted], appraisal ack in file	04/23/2025			1	B	A	B	A	B	A	B	A	B	A		DC	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279071		3158547708		33318187			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Secondary Appraisal Report dated [Redacted], missing evidence of receipt.				Reviewer Comment (2025-04-23): appraisal acknowledgement form received Buyer Comment (2025-04-23): Do Not Concur - appraisal ack in file	04/23/2025			1	B	A	B	A	B	A	B	A	B	A		DC	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279071		3158547708		33318260			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2025-04-21): Sufficient Cure Provided within 60 Days of Closing		04/21/2025		1	A	A	A	A	A	A	A	A	A	A		DC	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279071		3158547708		33318261			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2025-04-21): Sufficient Cure Provided within 60 Days of Closing		04/21/2025		1	A	A	A	A	A	A	A	A	A	A		DC	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279072		3158547710		33319421			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Primary Appraisal Report dated [Redacted], missing evidence of receipt.				Reviewer Comment (2025-04-23): proof of appraisal delivery received Buyer Comment (2025-04-23): Do Not Concur- audit trail in file	04/23/2025			1	B	A	B	A	B	A	B	A	B	A		TN	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279073		3158547713		33333020			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-04-23): Sufficient Cure Provided At Closing		04/23/2025		1	A	A	A	A	A	A	A	A	A	A		MT	Primary	Purchase	Final CD evidences Cure	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279073		3158547713		33337711			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	Unable to determine if the initial escrow account statement is compliant based on missing information.	IEADS form does not list the initial deposit.				Reviewer Comment (2025-04-24): IEADS form matches final CD and is acceptable Buyer Comment (2025-04-24): Please re-evaluate, Final CD disclosed 0 on line G/Initial Escrow Payment at Closing (HOI $[Redacted] + Tax $[Redacted] - aggregate adjustment $[Redacted] = [Redacted]) Reviewer Comment (2025-04-24): IEAD disclosure received is the same as was already in file. The issue is that the disclosure does not list the initial deposit figure. Buyer Comment (2025-04-24): DO Not Concur - IEAD in file	04/24/2025			1	B	A	B	A	B	A	B	A	B	A		MT	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279074		3158547715		33313434			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Evidence of primary appraisal delivery to the borrower was not located in the file.				Reviewer Comment (2025-04-23): appraisal acknowledgement form received Buyer Comment (2025-04-23): Do Not Concur - appraisal ack in file	04/23/2025			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279075		3158547716		33324623			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	There was not any copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2025-04-23): appraisal acknowledgement form received Buyer Comment (2025-04-23): Do Not Concur - appraisal ack. in file	04/23/2025			1	B	A	B	A	B	A	B	A	B	A		AZ	Second Home	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279078		3158547719		33320616			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-04-22): Sufficient Cure Provided At Closing		04/22/2025		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279079		3158547723		33325148			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall finding due to Points and Fees failure, resulting in a loan designation discrepancy.				Reviewer Comment (2025-04-24): bona file points and fees are acceptable	04/24/2025			1	B	A	C	A	B	A	C	A	B	A		OR	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279079		3158547723		33325149			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of [Redacted]% is in excess of the allowable maximum of [Redacted]% of the Federal Total Loan Amount. Points and Fees total $[Redacted] on a Federal Total Loan Amount of $[Redacted] vs. an allowable total of $[Redacted] (an overage of $[Redacted] or [Redacted]%).	The only [Redacted] Report in file indicates the "Bona Fide Discount Point Rate Reduction Basis" is listed as [Redacted]%, and should be [Redacted]%. With this setting, the Mavent report is excluding $[Redacted] as bona fide discount points, while the audit is excluding $[Redacted] based on the industry standard of [Redacted]% bona fide fees per [Redacted]% of rate reduction.				Reviewer Comment (2025-04-24): bona file points and fees are acceptable Buyer Comment (2025-04-24): Please review breakdown to clear Reviewer Comment (2025-04-24): Based on the industry standard of [Redacted]% bona fide fees per [Redacted]% of rate reduction, how are you excluding $[Redacted]? Buyer Comment (2025-04-24): Discount point fee disclosure attached - Bona Fide Points excluded $[Redacted] Buyer Comment (2025-04-24): Do Not Concur - after excluding bona fide points and fees, the total $[Redacted] does not exceed allowable [Redacted]% of the test loan amount -	04/24/2025			1	C	A	C	A	C	A	C	A	C	A		OR	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279080		3158547725		33322001			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Evidence of primary appraisal delivery to the borrower was not located in the file.				Reviewer Comment (2025-04-23): appraisal acknowledgement form received Buyer Comment (2025-04-23): Do Not Concur - ack in file	04/23/2025			1	B	A	B	A	B	A	B	A	B	A		MA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279080		3158547725		33322002			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Evidence of secondary appraisal delivery to the borrower was not located in the file.				Reviewer Comment (2025-04-23): appraisal acknowledgement form received	04/23/2025			1	B	A	B	A	B	A	B	A	B	A		MA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279081		3158547726		33334220			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Evidence of primary appraisal delivery to the borrower was not located in the file.				Reviewer Comment (2025-04-24): appraisal acknowledgement received Buyer Comment (2025-04-24): Do Not Concur - appraisal ack. in file	04/24/2025			1	B	A	B	A	B	A	B	A	B	A		WA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279083		3158547735		33333305			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2025-04-23): Sufficient Cure Provided within 60 Days of Closing		04/23/2025		1	A	A	A	A	A	A	A	A	A	A		AR	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279084		3158547736		33321563			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Documentation in file indicates report was sent [Redacted]; however there was no evidence of receipt and the presumed receipt date would not have been at least 3 business days prior to closing.				Reviewer Comment (2025-04-24): appraisal acknowledgement received Buyer Comment (2025-04-24): Do Not Concur - appraisal acknowledgment in file	04/24/2025			1	B	A	B	A	B	A	B	A	B	A		SC	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279084		3158547736		33321564			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Evidence of secondary appraisal delivery to the borrower was not located in the file.				Reviewer Comment (2025-04-24): appraisal acknowledgement received	04/24/2025			1	B	A	B	A	B	A	B	A	B	A		SC	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279084	3158547736	33326457	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Based on asset documentation in file, verified assets total $[Redacted]. With funds required to bring to closing of $[Redacted], plus the HOI of $[Redacted] POC, plus the down payment/deposit of $$[Redacted], plus EMD of $[Redacted] plus closing costs of $[Redacted], less Seller credit of $[Redacted] and other credits of $[Redacted] total funds to be verified is $[Redacted]. Therefore, the file is does not contain sufficient asset documentation for closing funds.	Reviewer Comment (2025-04-24): acceptable asset documentation and explanation received

Buyer Comment (2025-04-24): $[Redacted] EMD was not being considered on the DU findings/1003 (Was not being credited), so funds to close on the findings are actually higher than what will be required at closing with EMD credited. Do not need to verify the EMD per guidelines since not using.

Gift $[Redacted] - Gift letter has been provided, donor is spouse [Redacted]. Copy of check has been provided, along with receipt and confirmation from closing attorney for receipt.
Gift $[Redacted] - Gift letter has been provided, donor is spouse [Redacted].  Copy of cancelled check from donor to closing agent was provided and email confirmation of receipt.
Gift $[Redacted] -  Gift letter has been provided, donor is spouse [Redacted].  Need verification of transfer from donor and receipt. **LOX provided, no longer obtaining the $[Redacted] gift.

$[Redacted] [Redacted] transfer from [Redacted] x[Redacted] was sent to the closing agent. **This adjustment is showing on the Final CD.

Terms of withdrawal provided for the [Redacted] ([Redacted]), borrower has access to funds for purchase of a primary residence.
Need terms of withdrawal for the [Redacted] Deferred Compensation Plan.  **Borrower is no longer with employer, clarification has been provided that withdrawals are permitted after severance from employment.

Large deposits $[Redacted] [Redacted]; $[Redacted] [Redacted] into [Redacted] x[Redacted], these were from the [Redacted] x[Redacted]-[Redacted] and x[Redacted]-[Redacted] accounts
																		04/24/2025			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279084		3158547736		33327728			Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Verified funds are not sufficient to meet funds to close and required reserves.				Reviewer Comment (2025-04-24): acceptable asset documentation and explanation received Buyer Comment (2025-04-24): gift funds Buyer Comment (2025-04-24): asset documentation	04/24/2025			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279084		3158547736		33327729			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Based on asset documentation in file, verified assets total $[Redacted]. With funds required to bring to closing of $[Redacted], plus the HOI of $[Redacted] POC, plus the down payment/deposit of $[Redacted], plus EMD of $[Redacted] plus closing costs of $[Redacted], less Seller credit of $[Redacted] and other credits of $[Redacted] total funds to be verified is $[Redacted]. Additionally, guidelines require 6 months of reserves for this loan, and there are [Redacted] months of reserves verified.				Reviewer Comment (2025-04-24): acceptable asset documentation and explanation received	04/24/2025			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279084		3158547736		33331945			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to the asset issue, resulting in a loan designation discrepancy.				Reviewer Comment (2025-04-24): acceptable asset documentation and explanation received	04/24/2025			1	B	A	C	A	B	A	C	A	B	A		SC	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279084		3158547736		33331946			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to the asset issue.				Reviewer Comment (2025-04-24): acceptable asset documentation and explanation received	04/24/2025			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279084		3158547736		33331947			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to the asset issue.				Reviewer Comment (2025-04-24): acceptable asset documentation and explanation received	04/24/2025			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279087	3158547741	33331865	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Appraisal fee increased to $[Redacted] on the Closing Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.	Reviewer Comment (2025-05-01): acceptable LOX, CIC received for this fee change

Buyer Comment (2025-05-01): The knowledge of loan amount exceeding [Redacted] alone was not the trigger for an additional appraisal being required as TPO lenders have the option to lock with numerous investors (some of which would not require an additional appraisal). The rate lock with [Redacted] as investor on [Redacted] triggered the need for an additional appraisal and applicable fees were immediately disclosed.

Reviewer Comment (2025-04-30): [Redacted] received rebuttal comment. However, the loan amount over $[Redacted] throughout from initial LE to Final CD and triggering the need to disclose all applicable fees. As it was not new knowledge the loan amount exceeds over [Redacted] on [Redacted]. If there was an additional reason the fee was increased, we will need the additional information otherwise a corrected CD, LOE, refund check, and proof of mailing is needed to cure.

Buyer Comment (2025-04-29): The additional notes/changes on COC dated [Redacted] specifies loan locked today (matching rate lock date with [redacted]) and this investor requires 2 appraisals (for loan amount over $[Redacted]), each report will be $[Redacted] for total of $[Redacted].

Reviewer Comment (2025-04-28): [Redacted] received COC stating the appraisal fee increased due to loan amount which is not a valid reason for the fee to be increased. Kindly provide a valid reason as to why the fee increased or provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.

Buyer Comment (2025-04-24): See attached valid CIC and LOX, fee increased due to loan amount.
																		05/01/2025			1	C	A	C	A	C	A	C	A	C	A		MA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279087		3158547741		33331879			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2025-04-29): CDA received with value supporting the original appraised value Buyer Comment (2025-04-29): Please see CDA	04/29/2025			1	D	A	D	A	D	A	D	A	D	A		MA	Second Home	Purchase		D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279089		3158547744		33324100			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Note amount is $[Redacted] and the appraisal indicated the estimated cost new is $[Redacted]. Based on hazard insurance coverage of $[Redacted], plus extended coverage of $[Redacted], for total coverage of $[Redacted], the loan is short of the required coverage by $[Redacted]. An Insurer's Replacement Cost Estimate was not in file.				Reviewer Comment (2025-04-24): RCE received and the HOI coverage is acceptable Buyer Comment (2025-04-24): Please review HOI Replacement Cost Estimate attached	04/24/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279089		3158547744		33324266			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.					Reviewer Comment (2025-04-23): RTC not required for this loan's situation Buyer Comment (2025-04-23): This is a construction to perm loan, no Right to Cancel is needed.	04/23/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279089		3158547744		33324380			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	Disclosed Amount Financed is $[Redacted]. Due Diligence Amount Financed is $[Redacted]. There is a variance of $[Redacted].				Reviewer Comment (2025-04-25): [Redacted] received lender attestation that tax cert is one time fee and not life of loan Buyer Comment (2025-04-24): Please review Lender's explanation attached-the non apr Tax Cert fee is a one time up front fee not for the life of loan. exclude fee to clear exception	04/25/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279089		3158547744		33324381			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Disclosed Finance Charge is $[Redacted]. Due Diligence Finance Charge is $[Redacted]. There is a variance of $-[Redacted].				Reviewer Comment (2025-04-25): [Redacted] received lender attestation that tax cert is one time fee and not life of loan Buyer Comment (2025-04-24): Please review Lender's explanation attached-the non apr Tax Cert fee is a one time up front fee not for the life of loan. exclude fee to clear exception	04/25/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279090		3158547747		33320643			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					Reviewer Comment (2025-04-23): appraisal acknowledgement form received Buyer Comment (2025-04-23): See attached Appraisal acknowledgment	04/23/2025			1	B	A	B	A	B	A	B	A	B	A		FL	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279093		3158547750		33338917			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No documentation in the loan file to evidence borrower was provided with a copy of the appraisal at least 3 business days prior to closing.				Reviewer Comment (2025-04-24): appraisal acknowledgement received Buyer Comment (2025-04-24): Please review uploaded appraisal acknowledgement.	04/24/2025			1	B	A	B	A	B	A	B	A	B	A		TN	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279094		3158547751		33322211			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Evidence of primary appraisal delivery to the borrower was not located in the file.				Reviewer Comment (2025-04-23): appraisal acknowledgement received Buyer Comment (2025-04-23): See attached appraisal acknowledgment.	04/23/2025			1	B	A	B	A	B	A	B	A	B	A		IL	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279096		3158547753		33322177			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-04-22): Sufficient Cure Provided At Closing		04/22/2025		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279098		3158547756		33332867			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					Reviewer Comment (2025-04-24): appraisal acknowledgement received Buyer Comment (2025-04-24): See attached Appraisal acknowledgment	04/24/2025			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279099		3158547757		33314585			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Evidence of primary appraisal delivery to the borrower was not located in the file.				Reviewer Comment (2025-04-24): appraisal acknowledgement received Buyer Comment (2025-04-24): See attached Appraisal acknowledgment	04/24/2025			1	B	A	B	A	B	A	B	A	B	A		AZ	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279100		3158547759		33317647			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Note amount is $[Redacted] and the appraisal indicated the estimated cost new is $[Redacted]. Based on hazard insurance coverage of $[Redacted], plus extended coverage of $[Redacted], for total coverage of $[Redacted], the loan is short of the required coverage by $[Redacted]. An Insurer's Replacement Cost Estimate was not in file.				Reviewer Comment (2025-04-30): HOI coverage is based on replacement cost, and is acceptable Buyer Comment (2025-04-30): Please see Hazard Insurance/Binder ([Redacted]) which specifies coverage is based on Replacement Cost.	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279101		3158547760		33323565			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Appraisal Report dated [Redacted], missing evidence of receipt.				Reviewer Comment (2025-04-24): appraisal acknowledgement received Buyer Comment (2025-04-24): See attached appraisal acknowledgment	04/24/2025			1	B	A	B	A	B	A	B	A	B	A		VA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279102		3158547761		33319513			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Initial Loan Estimate electronically issued on [Redacted] and electronically signed on [Redacted]. Earliest consent provided is dated [Redacted].				Reviewer Comment (2025-04-24): e-consent and LE signature date are acceptable Buyer Comment (2025-04-24): Do not concur: the borrower consented to electronic delivery on [Redacted], the LE is considered effectively delivered on that date. Therefore, the LE delivery is compliant with TRID's timing requirements, as it was delivered within three business days of the application date ([Redacted]).	04/24/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279103	3158547762	33319718	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Fee was disclosed as $[redacted] on the initial Loan Estimate but disclosed as $[redacted] on the Final Closing Disclosure. A valid change of circumstance is not provided for fee increase and no evidence of tolerance cure is provided.	Reviewer Comment (2025-05-06): PCCD, LOE, and proof of delivery received, missing copy of refund check.

Buyer Comment (2025-05-06): Please see PCCD, tracking and Letter of Explanation.

Reviewer Comment (2025-05-01): [redacted]: The receipt of an invoice is not a valid changed circumstance in order for a fee to be re-baselined. Please provide documentation of the reason for the increase in the appraisal fee What information was received that required the increase in the fee and when was that information received or Cure would be due to borrower.

Buyer Comment (2025-04-29): Please re-review: The appraisal fee changed, and the fee was re-disclosed based on the updated invoice. The price changed based on the home's value or the location, which is reasonable. The fee was re-disclosed along with the invoices on the same day as they are dated and have proof that they were sent to the borrower. The borrower still proceeded with the loan.

Reviewer Comment (2025-04-28): [redacted] received rebuttal comment that property over [redacted]. However, the knowledge the property value is over [redacted] would have been known at application due to the initial 1003 indicating the property value as [redacted] and triggering the need to disclose all applicable fees. Also, COC dated [redacted] shows updated invoice received. The receipt of an invoice is not a valid changed circumstance in order for a fee to be re-baselined. If there was an additional reason the fee was increased, we will need the additional information otherwise a corrected CD, LOE, refund check, and proof of mailing is needed to cure.

Buyer Comment (2025-04-25): See attached CIC and Invoice - Appraisal fee increased due to the property over [redacted]
																					3	C	C	C	C	C	C	C	C	C	C		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279105		3158547765		33322436			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Evidence of primary appraisal delivery to the borrower was not located in the file.				Reviewer Comment (2025-04-24): appraisal acknowledgement received Buyer Comment (2025-04-24): See attached Appraisal acknowledgment	04/24/2025			1	B	A	B	A	B	A	B	A	B	A		WA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279107		3158547767		33336410			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Title - Settlement / Closing fee increased to $[Redacted] on the Closing Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-04-28): Upon further review consumer within [Redacted]% tolerance requirements. Buyer Comment (2025-04-24): Do not concur. Initial LE dated [Redacted] indicates on page 3, Other Considerations section that "You may receive a revised Loan Estimate at any time prior to 60 days before consummation." Fee increased on [Redacted] LE and loan closed [Redacted] (over [Redacted] days).	04/28/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279107		3158547767		33336411			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Transfer Tax fee increased to $[Redacted] on the Closing Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-04-28): Upon further review consumer within [Redacted]% tolerance requirements. Buyer Comment (2025-04-24): Do not concur. Initial LE dated [Redacted] indicates on page 3, Other Considerations section that "You may receive a revised Loan Estimate at any time prior to 60 days before consummation." Fee increased on [Redacted] LE and loan closed [Redacted] (over [Redacted] days).	04/28/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279110		3158547771		33332190			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Evidence of secondary appraisal delivery to the borrower was not located in the file.				Reviewer Comment (2025-04-24): appraisal acknowledgement received Buyer Comment (2025-04-24): See attached Appraisal Acknowledgment	04/24/2025			1	B	A	B	A	B	A	B	A	B	A		FL	Second Home	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279112		3158547774		33327714			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.		Hazard Insurance Policy Effective Date [Redacted] is after [Redacted] Disbursement Date.				Reviewer Comment (2025-04-24): proof of HOI effective date at time of disbursement has been received Buyer Comment (2025-04-24): See attached Hazard Ins Policy with the effective date of [Redacted]	04/24/2025			1	C	A	C	A	C	A	C	A	C	A		UT	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279113		3158547775		33333517			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Evidence of primary appraisal delivery to the borrower was not located in the file.				Reviewer Comment (2025-04-24): proof of appraisal receipt received Buyer Comment (2025-04-24): Do not concur - POR was in file at time of review	04/24/2025			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279115		3158547779		33322609			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Appraisal report dated [Redacted] missing evidence of receipt.				Reviewer Comment (2025-04-24): proof of appraisal delivery received Buyer Comment (2025-04-24): Do not concur- POR for appraisal dated [Redacted] was in file at time of review. Borrower only required to have POR for one appraisal not all	04/24/2025			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279115		3158547779		33322782			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	Borrower verbal verification of employment within 10 business of note date is missing in file.				Reviewer Comment (2025-04-24): Wvoe for Co-borrower received Buyer Comment (2025-04-24): Do not concur - Please see VOE dated [Redacted] that was in file at time of review (note date [Redacted])	04/24/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279115		3158547779		33322783			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	Borrower verbal verification of employment within 10 business of note date is missing in file.				Reviewer Comment (2025-04-24): WVOE for co-borrower received Buyer Comment (2025-04-24): Do not concur - Please see VOE dated [Redacted] that was in file at time of review (note date [Redacted])	04/24/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279115		3158547779		33331807			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The file is missing the vvoe required to verify the coborrower income				Reviewer Comment (2025-04-24): WVOE for co-borrower received Buyer Comment (2025-04-24): Please see VOE uploaded	04/24/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279115		3158547779		33331876			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to missing VVOE of the coborrower, resulting in a loan designation discrepancy.				Reviewer Comment (2025-04-24): WVOE for co-borrower received Buyer Comment (2025-04-24): Please see VOE upload	04/24/2025			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279115		3158547779		33331877			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to missing VVOE of the coborrower.				Reviewer Comment (2025-04-24): WVOE for co-borrower received Buyer Comment (2025-04-24): Please see VOE upload	04/24/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279115		3158547779		33331886			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Income documentation requirements not met due the coborrower missing vvoe				Reviewer Comment (2025-04-24): WVOE for co-borrower received Buyer Comment (2025-04-24): Please see VOE upload	04/24/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279115		3158547779		33331899			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to missing vvoe of the coborrower				Reviewer Comment (2025-04-24): WVOE for co-borrower received Buyer Comment (2025-04-24): Please see VOE upload	04/24/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279116		3158547780		33342997			Credit	Title	Document Error	Title	The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: ___ State: ___	The proposed amount of the lender's policy is not disclosed on the title commitment. The final title policy is not provided.				Reviewer Comment (2025-04-28): final title policy received Buyer Comment (2025-04-28): Please review Final Title policy	04/28/2025			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279120		3158547788		33324377			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Evidence of primary appraisal delivery to the borrower was not located in the file.				Reviewer Comment (2025-04-24): proof of appraisal delivery received Buyer Comment (2025-04-24): Do not concur - POR was in file at time of review	04/24/2025			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279122		3158547792		33321771			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The Title Commitment in file indicates a loan coverage amount of $[Redacted], which is less than the note amount of $[Redacted].				Reviewer Comment (2025-04-29): final title policy received Buyer Comment (2025-04-29): Please review Final Title policy	04/29/2025			1	B	A	B	A	B	A	B	A	B	A		NV	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279122		3158547792		33322096			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Fee was disclosed as $[Redacted] on the initial Loan Estimate but disclosed as $[Redacted] on the Final Closing Disclosure. A valid change of circumstance is not provided for fee increase and no evidence of tolerance cure is provided.				Reviewer Comment (2025-04-22): Sufficient Cure Provided At Closing		04/22/2025		1	A	A	A	A	A	A	A	A	A	A		NV	Primary	Purchase	Final CD evidences Cure	B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279125		3158547800		33334520			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-04-24): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-24): Do not concur - Application date per FRF was [Redacted]	04/24/2025			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279126		3158547803		33336867			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-04-23): Sufficient Cure Provided At Closing		04/23/2025		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279127		3158547809		33329808			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No documentation in file to evidence delivery of the appraisal to the borrower.				Reviewer Comment (2025-04-24): appraisal receipt received Buyer Comment (2025-04-24): Do not concur - POR was in file at the time of review	04/24/2025			1	B	A	B	A	B	A	B	A	B	A		AL	Second Home	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279128		3158547811		33326413			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Neither evidence of delivery of secondary appraisal nor compliant acknowledgment of receipt signed at closing provided.				Reviewer Comment (2025-04-24): proof of appraisal receipt received Buyer Comment (2025-04-24): POR was in file - POR for secondary appraisal not required	04/24/2025			1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279128		3158547811		33326414			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Neither evidence of delivery of primary appraisal nor compliant acknowledgment of receipt signed at closing provided.				Reviewer Comment (2025-04-24): proof of appraisal receipt received Buyer Comment (2025-04-24): Do not concur - POR was in file at time of review	04/24/2025			1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279128		3158547811		33326470			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of actual receipt date of initial Closing Disclosure, issued on [Redacted], is not provided. Default receipt date is [Redacted], which is less than 3 business days prior to the closing date ([Redacted]).				Reviewer Comment (2025-04-24): proof of e delivery of the initial Cd has been received Buyer Comment (2025-04-24): Do not concur - ICD esigned [Redacted] was in file at time of review	04/24/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Rate/Term	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279130		3158547814		33331186			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.		The Hazard Insurance policy effective date [Redacted] is after the later of the note and disbursement date [Redacted].				Reviewer Comment (2025-04-25): updated HOI policy with date effective at disbursement received Buyer Comment (2025-04-25): Please review Hazard policy	04/25/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279130		3158547814		33331378			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Evidence of primary appraisal delivery to the borrower was not located in the file.				Reviewer Comment (2025-04-24): proof of appraisal receipt received Buyer Comment (2025-04-24): Do not concur - POR was in file at time of review	04/24/2025			1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279130		3158547814		33331380			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-04-23): Sufficient Cure Provided At Closing		04/23/2025		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279131		3158547815		33314768			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2025-04-24): proof of appraisal receipt received Buyer Comment (2025-04-24): Do not concur - POR was in file at time of review	04/24/2025			1	B	A	B	A	B	A	B	A	B	A		VA	Primary	Purchase		B	B	B	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279131	3158547815	33318194	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception of high-risk collateral due to acreage/exceeds [Redacted] acres.. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

														The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-21): Exception approved, with comp factors.			04/21/2025	2	B	B	B	B	B	B	B	B	B	B		VA	Primary	Purchase		B	B	B	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279132		3158547816		33334027			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2025-04-23): Sufficient Cure Provided within 60 Days of Closing		04/23/2025		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279132		3158547816		33343433			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					Reviewer Comment (2025-04-25): proof of appraisal receipt received Buyer Comment (2025-04-25): Do not concur - POR was in file at time of review	04/25/2025			1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279134		3158547819		33333150			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-04-23): Sufficient Cure Provided At Closing		04/23/2025		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279136		3158547827		33331921			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2025-04-24): proof of appraisal receipt received Buyer Comment (2025-04-24): Do not concur - POR was in file at time of review	04/24/2025			1	B	A	B	A	B	A	B	A	B	A		AZ	Primary	Refinance - Rate/Term		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279136		3158547827		33331922			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2025-04-24): proof of appraisal receipt received Buyer Comment (2025-04-24): Do not concur - POR was in file at time of review - see upload	04/24/2025			1	B	A	B	A	B	A	B	A	B	A		AZ	Primary	Refinance - Rate/Term		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279137		3158547828		33329663			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2025-04-24): appraisal receipt received Buyer Comment (2025-04-24): Do not concur - POR was in file at time of review	04/24/2025			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279138		3158547829		33327707			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-04-22): Sufficient Cure Provided At Closing		04/22/2025		1	A	A	A	A	A	A	A	A	A	A		VA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279139		3158547831		33350642			Compliance	Compliance	Federal Compliance	TRID	ECOA Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Waterfall finding related to Initial Loan Estimate was issued on [Redacted] which was more than 3 business days after the application date of [Redacted]. The property was not identified [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-04-29): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-29): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	04/29/2025			1	B	A	B	A	B	A	B	A	B	A		NY	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279139		3158547831		33350643			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	There was no cure was provided to the borrower, and the file did not contain a valid COC for the addition of the fee.				Reviewer Comment (2025-04-30): [Redacted] received a valid COC. Buyer Comment (2025-04-29): Do not Concur. Valid CICs occurred for product and appraised value [Redacted]. Premium pricing changed to positve points. Keep in mind Initial loan lock did not happen until [Redacted]. Points can float throughout the loan until this occurrs.	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279139		3158547831		33350644			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted] which was more than 3 business days after the application date of [Redacted]. The property was not identified [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-04-29): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-29): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	04/29/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279139		3158547831		33350645			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Loan Discount Points fee was not previously disclosed to the borrower on the Loan estimate but it appeared on the closing disclosure as $[Redacted] with no valid Change of Circumstance found in file and no cure provided to the borrower,				Reviewer Comment (2025-04-30): [Redacted] received a valid COC. Buyer Comment (2025-04-29): Do not Concur. Initial loan lock occurred [Redacted] with valid CICs for loan lock and discount points. The loan discount points disclosed $[Redacted] timely same day. Points decreased at closing. No violation or cure due back	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279140		3158547832		33342918			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-04-25): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-25): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	04/25/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279141		3158547833		33339747			Compliance	Compliance	Federal Compliance	TRID	ECOA Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Waterfall condition for Initial Loan Estimate was issued on [Redacted] which was more than 3 business days after the application date				Reviewer Comment (2025-04-25): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-25): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	04/25/2025			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279141		3158547833		33339748			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	The file was missing a copy of the Homeownership Counseling disclosure or proof of the borrower's receipt within 3 days of the application date.				Reviewer Comment (2025-04-25): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-25): Do not Concur. Home Loan Counseling notice was sent in the app package [Redacted]	04/25/2025			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279141		3158547833		33339749			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted] which was more than 3 business days after the application date of [Redacted].				Reviewer Comment (2025-04-25): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-25): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	04/25/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279142		3158547835		33355257			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	-	Appraisal completed "subject to completion", and form 442 was not provided.				Reviewer Comment (2025-04-30): agreement received Buyer Comment (2025-04-30): Postponed agreement attached with credit amount for the sod to be completed later by the customer	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		ID	Primary	Purchase		C	A	A	A	C	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279142		3158547835		33355338			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Lender Credit changed to $[Redacted] on the Closing Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.				Reviewer Comment (2025-04-30): [Redacted] Received Valid COC dated [Redacted]. Buyer Comment (2025-04-29): Do not Concur. Initial loan lock did not happen until [Redacted] with valid CIC. Loan locked without any prem pricing or positive loan discount points. LEv7 disclosed timely same day. Note: points can float through out the loan process until the loan locks	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		ID	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279142		3158547835		33355339			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-04-29): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-29): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	04/29/2025			1	C	A	C	A	C	A	C	A	C	A		ID	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279142		3158547835		33355341			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	The Recording Fee Total increased to $[Redacted] on the Closing Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.				Reviewer Comment (2025-04-30): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2025-04-29): Do not Concur. Section E tolerance violation already cured at closing	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		ID	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279142		3158547835		33355342			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Appraisal fee increased to $[Redacted] on the Closing Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.				Reviewer Comment (2025-04-30): [Redacted] Received Valid COC dated [Redacted]. Buyer Comment (2025-04-29): Do not Concur. Valid CIC occurred on [Redacted]. Please see attached UW explanation. LEv9 disclosed timely same day	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		ID	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279142	3158547835	33355343	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Appraisal Re-Inspection fee increased to $[Redacted] on the Closing Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.	Reviewer Comment (2025-04-30): final inspection fee information received

Buyer Comment (2025-04-30): Do not Concur to AMCs updated request for CIC for re-inspection fee. Re-inspection fee was not charged at closing.

Reviewer Comment (2025-04-30): [Redacted] Received Valid COC for addition of Appraisal re-inspection fee; however, copy of Appraisal re-inspection report (442) not available in loan file. Provide Copy of Appraisal re-inspection report.

Buyer Comment (2025-04-29): Do not Concur. Valid CIC on [Redacted] when the appraisal was received. Final inspection required (see attached comments). CDv1 disclosed timely next day
																		04/30/2025			1	C	A	C	A	C	A	C	A	C	A		ID	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279142		3158547835		33386447			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-04-30): Sufficient Cure Provided At Closing		04/30/2025		1		A		A		A		A		A		ID	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279143		3158547836		33344000			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Lender Credit disclosed as -$[Redacted] on the initial Loan Estimate but disclosed as -$[Redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for credit decrease and no evidence of tolerance cure provided.				Reviewer Comment (2025-04-29): [Redacted] received COC dated [Redacted] for rate change. Buyer Comment (2025-04-28): Do not Concur. Valid CICs for interest rate and loan points occurred on [Redacted]. CDv2 disclosed timely [Redacted]	04/29/2025			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279143		3158547836		33351838			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of Income Documentation and Income Calculation. Exceptions approved, with comp factors.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has worked in the same position for more than [Redacted] years. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-25): Exception approved, with comp factors.			04/25/2025	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279144		3158547839		33339911			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted] which was more than 3 business days after the application date of [Redacted].				Reviewer Comment (2025-04-25): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-25): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	04/25/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279144		3158547839		33339913			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Lender Discount Points fee was not previously disclosed to the borrower on the Loan Estimate but it appeared on the Closing Disclosure as $[Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-04-28): [Redacted] received system snip for a valid changed circumstance. Buyer Comment (2025-04-25): Do not Concur. Valaid cic for initial loan lock occurred on [Redacted]. LEv5 disclosed timely same day	04/28/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279147		3158547846		33343034			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.					Reviewer Comment (2025-04-25): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-25): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	04/25/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279148	3158547849	33344335	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	The escrows were corrected on the post-closing CD issued on [Redacted]. A corrected escrow account disclosure was not found in loan images.	Reviewer Comment (2025-04-28): IEADS form received Buyer Comment (2025-04-28): Please see attached IEADS	04/28/2025	1	B	A	B	A	B	A	B	A	B	A	CA	Primary	Refinance - Rate/Term	If the IEAD is correct and the CD/HUD is incorrect, we require a corrected PCCD/HUD with LOE to borrower to cure. Signature is not required.
																																				If the CD/HUD is correct and the IEAD is incorrect, we require LOE and corrected IEAD to cure. Signature is not required.	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279148		3158547849		33344349			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Lender Credits was last disclosed as $[Redacted] on LE but disclosed as $-[Redacted] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2025-04-28): [Redacted] received a valid COC. Buyer Comment (2025-04-25): Do not Concur. Expiration change and CIC for loan points occurred on [Redacted]. This is where premium pricing changed to positive discount points timely [Redacted]	04/28/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279148		3158547849		33344350			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Loan Discount Points was last disclosed as $[Redacted] on LE but disclosed as $[Redacted] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2025-04-28): [Redacted] received a valid COC. Buyer Comment (2025-04-25): Do not Concur. Valid CICs for loan interest rate and Loan points occurred on [Redacted]. CDv8 disclosed timely same day	04/28/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279148		3158547849		33344351			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Appraisal Re-Inspection Fee was last disclosed as $[Redacted] on LE but disclosed as $[Redacted] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2025-04-28): [Redacted] received a valid COC. Buyer Comment (2025-04-25): Do not Concur. Valid CIC occurred on [Redacted] due to appraisal was expiring and recert was required. CDv7 disclosed timely same day.	04/28/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279149		3158547851		33350168			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-04-29): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-29): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	04/29/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279149		3158547851		33350169			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Final Inspection was not disclosed on the initial Loan Estimate. A valid change of circumstance is not provided for disclosure of new fee and no evidence of tolerance cure provided.				Reviewer Comment (2025-04-30): [Redacted] received COC dated [Redacted]. Buyer Comment (2025-04-29): Do not Concur. Valid CIC on [Redacted] when appraisal was received. Per appraisal repairs required (See attached comments. LEv3 disclosed timely same day	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279150		3158547853		33358568			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	The Recording fee was previously disclosed to the borrower on the Loan estimate as $[Redacted] but it increased on the closing disclosure as $[Redacted]. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.				Reviewer Comment (2025-04-30): [Redacted] Received Valid COC dated [Redacted] Buyer Comment (2025-04-29): Do not Concur. Valid CIC for POA added occurred on [Redacted] that increased ten percent fees in section E to $[Redacted]. THEN the recording fees increased again, but the system cured this amount at closing. Note: the customer actually got a larger cure than what was actually due back because the system held the lesser [Redacted]% baseline. No violation and no more cure due back.	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279150		3158547853		33358569			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Loan Discount Points fee was previously disclosed to the borrower on the Loan estimate as $[Redacted] but it increased on the closing disclosure as $[Redacted]. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.				Reviewer Comment (2025-04-30): [Redacted] Received Valid COC dated [Redacted] Buyer Comment (2025-04-29): Do not Concur. Expiration change and valid cic for loan points occurred on [Redacted]. Cdv4 disclosed same day	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279150		3158547853		33358570			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Appraisal fee was previously disclosed to the borrower on the Loan estimate as $[Redacted] but it increased on the closing disclosure as $[Redacted]. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.				Reviewer Comment (2025-04-30): [Redacted] Received Valid COC dated [Redacted]. Buyer Comment (2025-04-29): Do not Concur. Valid CIC [Redacted] for complexity. See attached details. LEv5 disclosed timely [Redacted]	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279150		3158547853		33363020			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of Collateral Issues	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-29): Universal Product Exception Form in file, exception approved with comp factors. Buyer Comment (2025-04-29): Please explain what the nature of this exception is? It's graded L3 but there is an exception and the Universal Exception Form is in the file build. Based on the exception information provided, I am not quite sure if something more is being requested? If so, please provide additional detail. Thanks , [Redacted]			04/29/2025	2	C	B	C	B	C	B	C	B	C	B		NY	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279151		3158547856		33341759			Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Final 1003 shows borrower is living in rent. Verification of Rent (VOR) is required for considering the primary housing history.				Reviewer Comment (2025-04-28): lease not required by the guidelines Buyer Comment (2025-04-28): On the purchase of a primary res. The rental housing payment for the primary residence being vacated is typically excluded from the DTI. A copy of the lease agreement and/or terms is not required	04/28/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279151		3158547856		33341863			Compliance	Compliance	Federal Compliance	TRID	ECOA Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Waterfall condition for Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date				Reviewer Comment (2025-04-25): Evidence of when the LE was required to be created and delivered has been received.	04/25/2025			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279151		3158547856		33341865			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-[Redacted] exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-04-28): [Redacted] received system snip for a valid changed circumstance. Buyer Comment (2025-04-25): Do not Concur. Valid CICs for appraised value and loan points occurred on [Redacted]. CDv2 disclosed timely. Note: [Redacted] has incorrect amount. Loan closed with prem pricing for $[Redacted]	04/28/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279151		3158547856		33341904			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted].				Reviewer Comment (2025-04-25): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-25): Do not concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	04/25/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279152		3158547858		33347089			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The preliminary title report in file disclosed $[Redacted] of title insurance coverage; however this is less than the loan amount of $[Redacted] Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2025-04-29): final title policy received Buyer Comment (2025-04-29): Final TPOL received	04/29/2025			1	B	A	B	A	B	A	B	A	B	A		CO	Primary	Purchase		C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279152		3158547858		33347125			Compliance	Compliance	Federal Compliance	TRID	ECOA Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Waterfall condition for Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date				Reviewer Comment (2025-04-28): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-28): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	04/28/2025			1	B	A	B	A	B	A	B	A	B	A		CO	Primary	Purchase		C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279152		3158547858		33347139			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-04-28): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-28): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	04/28/2025			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279152		3158547858		33347141			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. No valid COC was in file for this fee increase, and the cure of $[Redacted] was provided to the borrower, but is not sufficient to resolve this fee increase.				Reviewer Comment (2025-04-29): [Redacted] received a valid COC. Buyer Comment (2025-04-28): Do not Concur. Valid CIC and UW requirements per the appraisal the construction was not finished and 1004D was required. Appraisal received and CIC occurred on [Redacted]. LEv2 disclosed timely same day	04/29/2025			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	B	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279153		3158547859		33347071			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	The file was missing a copy of the E-Sign Consent Agreement.				Reviewer Comment (2025-04-29): e-consent form received Buyer Comment (2025-04-29): E Consent received electronically	04/29/2025			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279153		3158547859		33347129			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and [Redacted](e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Universal Product Exception Form in file for lender exceptions of DTI ratio. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-25): Exception approved, with comp factors.			04/25/2025	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279153		3158547859		33347149			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exceptions of DTI ratio. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-25): Exception approved, with comp factors.			04/25/2025	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279154	3158547860	33351472	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exceptions of Loan Amount. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has owned the subject property for at least [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly mortgage payment has decreased by at least [Redacted]%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The refinance has decreased the borrower's monthly debt payments by [Redacted]% or more.	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-25): Exception approved, with comp factors.			04/25/2025	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Refinance - Rate/Term		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279154		3158547860		33351636			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Processing fee was previously disclosed to the borrower on the Loan estimate as $[Redacted] but it increased on the closing disclosure as $[Redacted] with no valid Change of Circumstance found in file and no evidence of a tolerance cure.				Reviewer Comment (2025-05-01): [Redacted] received system snip with additional rebuttal comment for a valid Changed circumstance. Buyer Comment (2025-04-29): Do Not Concur. This property was found to be a condo and had additional property complexities when the appraisal came in, please see valid CICs on [Redacted] for the added Project Processing fee on closing disclosure v1 of $[Redacted] which added to the original Processing Fee of $[Redacted] equals $ [Redacted].	05/01/2025			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279154	3158547860	33354282	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of PAG Referrals. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has owned the subject property for at least [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly mortgage payment has decreased by at least [Redacted]%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The refinance has decreased the borrower's monthly debt payments by [Redacted]% or more.	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-25): Exception approved, with comp factors.			04/25/2025	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Refinance - Rate/Term		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279155		3158547862		33332055			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	The difference appears to be caused by a $[Redacted] fee title "PSL" that was paid to [Redacted] - PSL. This has been included in the calculations as a conservative measure as there is no indication in the loan file as to the nature of this fee or what it was for.				Reviewer Comment (2025-04-28): Optional [Redacted] Natural Hazard Disclosure see docs page 4343 excluded from finance charges Buyer Comment (2025-04-28): Do not Concur. Due to space limitations the name of the fee was shortened on the CD. See final fee sheet explanation. This is a section H Borrower optional fee for Natural Hazard disclosure to disclose souce [Redacted] to [Redacted]. [Redacted] should not include this fee as a prepaid fee	04/28/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279155		3158547862		33332056			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	The difference appears to be caused by a $[Redacted] fee title "PSL" that was paid to [Redacted] - PSL. This has been included in the calculations as a conservative measure as there is no indication in the loan file as to the nature of this fee or what it was for.				Reviewer Comment (2025-04-28): Optional [Redacted] Natural Hazard Disclosure see docs page 4343 excluded from finance charges Buyer Comment (2025-04-28): Do not Concur. Due to space limitations the name of the fee was shortened on the CD. See final fee sheet explanation. This is a section H Borrower optional fee for Natural Hazard disclosure to disclose souce [Redacted] to [Redacted]. [Redacted] should not include this fee as a prepaid fee	04/28/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279155		3158547862		33332057			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted].				Reviewer Comment (2025-04-28): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-28): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	04/28/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279155		3158547862		33332059			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Transfer Tax fee changed to $[Redacted] on the Loan Estimate dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-04-30): [Redacted] received valid COC dated [Redacted] Buyer Comment (2025-04-28): Do not Concur. Valid CIC for receipt and upload of purchase contract [Redacted]. Per the update the transfer taxes witll be split [Redacted]. LEv2 disclosed tinely same day	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279155	3158547862	33343837	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception of co-borrower Tradelines/Thin File. Exception approved with comp factors.	Borrower has verified disposable income of at least $[Redacted].

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-24): Exception approved, with comp factors.			04/24/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279156		3158547863		33348548			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).				Reviewer Comment (2025-05-05): PCCD, refund check, LOX, and proof of mailing has been received Buyer Comment (2025-05-05): Please see attached PCCD, refund, and proof of shipping Reviewer Comment (2025-04-29): Cure amount is $[Redacted]. Buyer Comment (2025-04-28): Please verify which amount of refund [Redacted] is requesting. This exception has two different amounts of $[Redacted] and $[Redacted]		05/05/2025		2	C	B	C	B	C	B	C	B	C	B		NY	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279156		3158547863		33348549			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).				Reviewer Comment (2025-05-05): PCCD, refund check, LOX, and proof of mailing has been received Buyer Comment (2025-05-05): Please see attached PCCD, refund, and proof of shipping		05/05/2025		2	C	B	C	B	C	B	C	B	C	B		NY	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279156		3158547863		33352577			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted] which was more than 3 business days after the application date of [Redacted]. The property was not identified [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-04-28): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-28): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	04/28/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279156		3158547863		33352598			Compliance	Compliance	Federal Compliance	TRID	ECOA Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Waterfall finding due to Initial Loan Estimate was issued on [Redacted] which was more than 3 business days after the application date of [Redacted]. The property was not identified [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-04-28): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-28): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	04/28/2025			1	B	A	B	A	B	A	B	A	B	A		NY	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279156		3158547863		33352599			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Waterfall finding due to Initial Loan Estimate was issued on [Redacted] which was more than 3 business days after the application date of [Redacted]. The property was not identified [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-04-28): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-28): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	04/28/2025			1	B	A	B	A	B	A	B	A	B	A		NY	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279157	3158547865	33364677	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception of allowing the waiver of a second appraisal. Exception approved, with comp factors.	The qualifying DTI on the loan is at least [redacted]% less than the guideline maximum.

Borrower has been employed in the same industry for more than [redacted] years.

Borrower has verified disposable income of at least $[redacted].

Borrower has worked in the same position for more than [redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [redacted] points.	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-29): Exception approved, with comp factors.			04/29/2025	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	C	B	B	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279157		3158547865		33364721			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus [redacted]% or $[redacted]. Insufficient or no cure was provided to the borrower.	The Recording Fee Total changed to $[redacted] on the Closing Disclosure dated [redacted]. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[redacted]) is insufficient to resolve all tolerance violations.				Reviewer Comment (2025-05-05): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception." Buyer Comment (2025-05-01): Do Not Concur. This property was identified to be a [redacted] which has an increased recording fee. This was cured and the $[redacted]cure is sufficient for this.	05/05/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	B	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279157	3158547865	33364722	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	The Appraisal Re-Inspection fee changed to $[redacted] on the Loan Estimate dated [redacted]. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[redacted]) is insufficient to resolve all tolerance violations.	Reviewer Comment (2025-05-06): [redacted] received lender system comments. However, it does appear that the lender's knowledge that final inspection is required and not waived by underwriting was required for lender knowledge of change event is [redacted] which is 4 business days prior to the [redacted] and was not redisclosed within timing requirements. Cure is due, Corrected CD, LOE to borrower, copy of cure refund and proof of mailing.

Buyer Comment (2025-05-06): Please see additional comments and timeline from system for the final inspection.  It took several days after the receipt of the first appraisal for the reviewers to complete their review, it was determined that a second appraisal was needed.  An exception was requested to waive the second appraisal, this was approved but a final inspection was still needed and this was then ordered and disclosed timely.

Reviewer Comment (2025-05-06): [redacted] Received COC dated [redacted]; however, Appraisal is dated [redacted] and Appraisal re-inspection fee is charged on LE dated [redacted] which is not within 3 days of the appraisal. In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2025-05-05): Please see additional CIC for loan amount change and appraisal order for the final inspection.

Reviewer Comment (2025-05-05): [redacted] received rebuttal that both fees are same, however both fees are different and used for different purposes. We have 1004 dated [redacted] in file completed as "subject to" and final inspection fee added on [redacted] which is not within 3 days. Please provide valid COC with sufficient information for addition of final inspection fee. A valid Changed Circumstance or cure is required.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Buyer Comment (2025-05-01): Do Not Concur.  The fee was originally disclosed on the initial Loan Estimate for a full second appraisal for $[redacted] but only a final inspection was needed, not a full appraisal, so the fee was reduced to $[redacted] through closing. No cure required and the cure of $[redacted] is sufficient for the recording fee increase.
																					3	C	C	C	C	C	C	C	C	C	C		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	B	B	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279158		3158547868		33355239			Compliance	Compliance	Federal Compliance	TRID	ECOA Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.				Reviewer Comment (2025-04-29): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-29): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	04/29/2025			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279158		3158547868		33355240			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-[Redacted] exceeds tolerance of $-[Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-04-30): [Redacted] received a valid COC. Buyer Comment (2025-04-29): Do not Concur. Valid CICs for interest rate and loan points occurred [Redacted]. Cdv2 disclosed timely next day. Positive points turned into premium pricing	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279158		3158547868		33355241			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-04-29): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-29): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	04/29/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279160		3158547874		33344885			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception to omit family loan from qualifying ratios. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-24): Exception approved, with comp factors.			04/24/2025	2	B	B	B	B	B	B	B	B	B	B		NY	Second Home	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279161	3158547875	33344346	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	The Loan Discount Points increased to $[redacted] on the Closing Disclosure dated [redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.	Reviewer Comment (2025-05-06): CIC details and product change on [redacted] LE received and valid.

Buyer Comment (2025-05-06): Initial loan lock occurred on [redacted], loan discount points increased due to pricing changes and this can occur before the loan locks.

Reviewer Comment (2025-05-06): [redacted] received COC details for the product changed on [redacted]. Also, the fee was again increased on [redacted] to $[redacted]. Also, provided COC does not provide the Loan information, Borrower or Property information to validate the exception. Provide valid COC with Borrower or Property information to re-evaluate and re-baseline this exception.

Buyer Comment (2025-05-02): Please see additional CICs, sales contract was received, purchase price, product, amortization and discount points changed.

Reviewer Comment (2025-05-01): [redacted] received COC details for the product changed on [redacted]. But it does not provide the Loan information, Borrower or Property information to validate the exception. Provide valid COC with Borrower or Property information to reevaluate and re-baseline this exception.

Buyer Comment (2025-04-29): Do Not Concur. Please see valid CICs for increase in loan discount points.
																		05/06/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279161		3158547875		33344384			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form is provided for Loan amount not meeting the loan amount guideline and Tradelines/Thin file.	Borrower has verified disposable income of at least $[redacted]. Borrower has worked in the same position for more than [redacted] years. Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted]. The qualifying DTI on the loan is at least [redacted]% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least [redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-28): Universal Product Exception Form in file, exception approved with comp factors.			04/28/2025	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279163		3158547879		33342247			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted].				Reviewer Comment (2025-04-25): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-25): Do Not Concur. Loan was an HBA (Homebuyer Advantage Program) and once the property address (completing the 6th piece of TRID data) was received after the customer found the home they intended to purchase, the Initial LE was issued timely.	04/25/2025			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279163		3158547879		33342248			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	The Recording Fee Total increased to $[Redacted] on the Closing Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.				Reviewer Comment (2025-04-29): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2025-04-28): Do Not Concur. Valid CICs for discount point changes, the recording fees did increase beyond tolerance but the cure issued of $[Redacted] is sufficient to cure.	04/29/2025			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279163		3158547879		33342249			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Loan Discount Points fee increased to $[Redacted] on the Closing Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.				Reviewer Comment (2025-04-29): [Redacted] Received Valid COC dated [Redacted]. Buyer Comment (2025-04-28): Do Not Concur. The discount points decreased from the final loan estimate to the first CD which was issued on [Redacted], no cure is necessary for this. Discount points increased on loan estimates when loan locked / pricing changed with valid CIC.	04/29/2025			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279163	3158547879	33342262	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exception of loan amount below the minimum for non-agency requirement. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-25): Exception approved, with comp factors.			04/25/2025	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279163	3158547879	33350591	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception of PAG referral. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-25): Exception approved, with comp factors.			04/25/2025	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279163		3158547879		33365558			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-04-29): Sufficient Cure Provided At Closing		04/29/2025		1		A		A		A		A		A		NJ	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279164		3158547881		33340675			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Insurance Verification document is missing in the file for this REO property.				Reviewer Comment (2025-04-25): REO documentation received Buyer Comment (2025-04-25): HOA statement Buyer Comment (2025-04-25): HOA Buyer Comment (2025-04-25): Property info Buyer Comment (2025-04-25): data tree for the property	04/25/2025			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279165	3158547883	33348520	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exceptions of loan amount. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has owned the subject property for at least [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-25): Universal Product Exception Form in file, exception approved with comp factors.			04/25/2025	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279165		3158547883		33348527			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	1) The Loan Discount Points fee changed to $[Redacted] on the CD dated [Redacted]. There were multiple other changes to this fee across several LE's and CD's. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-04-29): [Redacted] received a valid COC. Buyer Comment (2025-04-28): Do Not Concur. Please see valid change in circumstances and pricing / lock changes.	04/29/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279165	3158547883	33385898	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception due to property having two accessory dwelling units. Exception approved, with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has owned the subject property for at least [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-30): Exception approved, with comp factors.			04/30/2025	2		B		B		B		B		B		TX	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279166		3158547884		33354674			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted] which was more than 3 business days after the application date of [Redacted]. The property was not identified [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-04-29): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-29): Do not concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	04/29/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279167		3158547885		33353573			Compliance	Compliance	Federal Compliance	TRID	ECOA Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Waterfall condition for Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted].				Reviewer Comment (2025-04-29): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-29): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	04/29/2025			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279167		3158547885		33353575			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted].				Reviewer Comment (2025-04-29): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-29): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	04/29/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279167		3158547885		33353577			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. No valid COC was provided for this fee change. A cure of $[Redacted] was provided at closing, but this amount is insufficient to resolve all fee tolerance issues.				Reviewer Comment (2025-04-30): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2025-04-29): Do not Concur. Section E tolerance violation already cured at closing	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279167	3158547885	33353578	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Loan Discount Points fee was previously disclosed to the borrower on the Loan estimate as $[Redacted] but it increased on the closing disclosure as $[Redacted]. No valid COC was provided for this fee change. A cure of $[Redacted] was provided at closing, but this amount is insufficient to resolve all fee tolerance issues.	Reviewer Comment (2025-05-01): [Redacted] received a valid COC.

Buyer Comment (2025-04-30): Do not Concur. Pricing changed due to apraised value change and valid CICs already sent

Reviewer Comment (2025-04-30): [Redacted] received Changed Circumstance dated [Redacted],  but it does not give sufficient information on why the discount fee was increased.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increase and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2025-04-29): Do not Concur. valid CICs for appraised value and loan points occurred on [Redacted]. CDv2 disclosed timely same day
																		05/01/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279167		3158547885		33399403			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-05-01): Sufficient Cure Provided At Closing		05/01/2025		1		A		A		A		A		A		CA	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279168		3158547886		33364867			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Evidence of delivery was in file, but no evidence of borrower receipt and the presumed receipt date would not have been at least 3 business days prior to closing.				Reviewer Comment (2025-05-01): proof of appraisal delivery received Buyer Comment (2025-05-01): Do Not Concur. Appraisal received electronically please see system info	05/01/2025			1	B	A	B	A	B	A	B	A	B	A		NC	Second Home	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279168		3158547886		33364868			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Loan Discount Points fee was previously disclosed to the borrower on the Loan estimate as $[Redacted] but it increased on the closing disclosure as $[Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-05-05): [Redacted] received COC dated [Redacted] for rate lock. Buyer Comment (2025-05-01): Do Not Concur. Please see CICs, loan pricing changed prior to initial lock and again when the loan locked, loan amount changed each time.	05/05/2025			1	C	A	C	A	C	A	C	A	C	A		NC	Second Home	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279169		3158547889		33344694			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	The appraisal fee was not previously disclosed to the borrower on the Loan estimate but it appeared on the closing disclosure as $[Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-04-29): [Redacted] received COC dated [Redacted]. Buyer Comment (2025-04-28): Do not Concur. Expiration change and valid CICs for loan points and interest rate occurred [Redacted]. Cdv5 disclosed timley next day.	04/29/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279170		3158547892		33342219			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-04-28): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-28): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	04/28/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279171		3158547893		33342894			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-04-28): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-28): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	04/28/2025			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279171		3158547893		33347075			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception of borrower Tradelines/Thin File. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-24): Exception approved with comp factors.			04/24/2025	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279172		3158547895		33342734			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted].				Reviewer Comment (2025-04-28): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-28): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	04/28/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279172		3158547895		33342735			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	Final Lender Credit of $[Redacted] exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-04-29): [Redacted] received COC dated [Redacted]. Buyer Comment (2025-04-28): Do not Concur. Valid CICs for loan amount and interest rate occurred [Redacted]. This allowed premium pricing to change into discount points. CDv2 disclsed timely next day	04/29/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279173		3158547896		33344636			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. No valid COC was in file, and no cure was provided to the borrower for this fee change.				Reviewer Comment (2025-04-30): [Redacted] received COC dated [Redacted] Buyer Comment (2025-04-28): Do not Concur. Valid CICs for POA added on [Redacted]. Cdv2 disclosed timely [Redacted]	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279174		3158547898		33343336			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Waterfall condition for Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted].				Reviewer Comment (2025-04-25): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-25): Do Not Concur. Loan was an HBA (Homebuyer Advantage Program) and once the property address (completing the 6th piece of TRID data) was received after the customer found the home they intended to purchase, the List of Homeownership Counseling Organizations was issued timely.	04/25/2025			1	B	A	B	A	B	A	B	A	B	A		NY	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279174		3158547898		33343337			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-04-25): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-25): Do Not Concur. Loan was an HBA (Homebuyer Advantage Program) and once the property address (completing the 6th piece of TRID data) was received after the customer found the home they intended to purchase, the Initial LE was issued timely.	04/25/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279175		3158547900		33339977			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted];however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-04-25): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-25): Do Not Concur. Loan was an HBA (Homebuyer Advantage Program) and once the property address (completing the 6th piece of TRID data) was received after the customer found the home they intended to purchase, the Initial LE was issued timely.	04/25/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279175	3158547900	33344827	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exception of loan amount below the minimum for non-agency requirement. Exception approved, with comp factors.	The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-24): Exception approved, with comp factors.			04/24/2025	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279176		3158547904		33357662			Compliance	Compliance	Federal Compliance	TRID	ECOA Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Waterfall condition for Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date				Reviewer Comment (2025-04-29): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-29): Do Not Concur. Loan was an HBA (Homebuyer Advantage Program) and once the property address (completing the 6th piece of TRID data) was received after the customer found the home they intended to purchase, the appraisal disclosure was issued timely.	04/29/2025			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279176		3158547904		33357665			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-04-29): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-29): Do Not Concur. Loan was an HBA (Homebuyer Advantage Program) and once the property address (completing the 6th piece of TRID data) was received after the customer found the home they intended to purchase, the Initial LE was issued timely.	04/29/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279176		3158547904		33362710			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and [Redacted](e) of [Redacted]% significantly exceeds the guideline maximum of [Redacted]%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Waterfall finding due to the DTI not meeting the guideline requirement of [Redacted]%.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-28): Universal Product Exception Form in file, exception approved with comp factors.			04/28/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279176		3158547904		33362728			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exceptions of the DTI Ratio	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-28): Universal Product Exception Form in file, exception approved with comp factors.			04/28/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279177		3158547905		33364069			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [Redacted], prior to three (3) business days from transaction date of [Redacted].	Right to Cancel signature date is [Redacted] with expiration date [Redacted]. Closing Disclosure issued [Redacted] is missing proof of receipt. Based on presumed [Redacted] received date, the earliest RTC expiration date is [Redacted] and the earliest eligible disbursement date is [Redacted].				Reviewer Comment (2025-04-30): correct date of final CD receipt received	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279177		3158547905		33364070			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Right to Cancel signature date is [Redacted] with expiration date [Redacted]. Closing Disclosure issued [Redacted] is missing proof of receipt. Based on presumed [Redacted] received date, the earliest RTC expiration date is [Redacted] and the earliest eligible disbursement date is [Redacted].				Reviewer Comment (2025-04-30): correct date of final CD receipt received	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279177		3158547905		33364103			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Appraisal fee changed to $[Redacted] on the LE dated [Redacted]. A valid change of circumstance was not provided for fee change, and the cure provided of $[Redacted] on the Post-Close CD was not sufficient to cure all tolerance issues.				Reviewer Comment (2025-05-01): [Redacted] received a valid COC. Buyer Comment (2025-04-30): Do not Concur. Valid CIC [Redacted] due to complexity. Comments with details attached. LEv2 disclosed timely next day	05/01/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279177		3158547905		33364116			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	Title - Payoff fee of $[Redacted] added on the CD dated [Redacted]. A valid change of circumstance was not provided for fee change, and the cure provided of $[Redacted] on the Post-Close CD was not sufficient to cure all tolerance issues.				Reviewer Comment (2025-05-01): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2025-04-30): Do not Concur. Ten percent tolerance violation already cured at closing	05/01/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279177	3158547905	33364137	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	Disclosed Amount Financed is $[Redacted]. Due Diligence Amount Financed is $[Redacted]. There is a variance of $[Redacted].	Reviewer Comment (2025-05-05): PCCD, refund check, LOX, and proof of mailing has been received

Buyer Comment (2025-05-05): Please see attached PCCD, refund, and proof of shipping

Reviewer Comment (2025-05-01): Fee at closing was $[Redacted].  Cure provided was $[Redacted]. Cure addressed [Redacted]% tolerance issue, [Redacted]% tolerance issues of $[Redacted].  Finance charge is under disclosed in the amount of $[Redacted].  After remaining available cure is factored, the finance charge is still under disclosed in the amount of $[Redacted].  Please provide PCCD. LOE,Copy of refund check, reopening of NORTC and proof of delivery to cure.

Buyer Comment (2025-04-30): Do not Concur. [Redacted] is including the Title-payoff statement fee in the calculation, but please note that this fee was cured at closing and should not be included.
																			05/05/2025		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279177	3158547905	33364138	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Disclosed Finance Charge is $[Redacted]. Due Diligence Finance Charge is $[Redacted]. There is a variance of $-[Redacted].	Reviewer Comment (2025-05-05): PCCD, refund check, LOX, and proof of mailing has been received

Buyer Comment (2025-05-05): Please see attached PCCD, refund, and proof of shipping

Reviewer Comment (2025-05-01): Fee at closing was $[Redacted].  Cure provided was $[Redacted]. Cure addressed [Redacted]% tolerance issue, [Redacted]% tolerance issues of $[Redacted].  Finance charge is under disclosed in the amount of $[Redacted].  After remaining available cure is factored, the finance charge is still under disclosed in the amount of $[Redacted].  Please provide PCCD. LOE,Copy of refund check, reopening of NORTC and proof of delivery to cure.

Buyer Comment (2025-04-30): Do not Concur. [Redacted] is including the Title-payoff statement fee in the calculation, but please note that this fee was cured at closing and should not be included.
																			05/05/2025		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279177		3158547905		33364652			Compliance	TRID	Document Error	TRID	Closing Disclosure: Dates are not in chronological order.	-	CD issued [Redacted] was signed and received by Borrower on [Redacted]				Reviewer Comment (2025-04-30): correct date of final CD receipt received Buyer Comment (2025-04-30): Do not concur. Due to how the [Redacted] system can work-due to the cut off time during the day-the CD can be generated (date at the bottom of the CD which will be exact time of document created) but the issue date will be next business day. The CD was generated on [Redacted] and signed same day. No TRID violation. Just how the system can work after a certain time of the day. Invalid exception.	04/30/2025			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279177		3158547905		33389646			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-05-01): Sufficient Cure Provided At Closing		05/01/2025		1		A		A		A		A		A		CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279179		3158547909		33344465			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall finding due to the points/fees failure, resulting in a loan designation discrepancy.				Reviewer Comment (2025-04-28): undiscounted rate and price received Buyer Comment (2025-04-28): Please additional system information Reviewer Comment (2025-04-28): The loan file is missing the undiscounted rate and undiscounted rate price (in points) to further test the loan for bona fide points and fees. Buyer Comment (2025-04-28): Do Not Concur. Please see info from system showing this is QM Safe Harbor	04/28/2025			1	B	A	C	A	B	A	C	A	B	A		OH	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279179		3158547909		33344466			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of [Redacted]% is in excess of the allowable maximum of [Redacted]% of the Federal Total Loan Amount. Points and Fees total $[Redacted] on a Federal Total Loan Amount of $[Redacted] vs. an allowable total of $[Redacted] (an overage of $[Redacted] or [Redacted]%).	Points and Fees on subject loan of [Redacted]% is in excess of the allowable maximum of [Redacted]% of the Federal Total Loan Amount. Points and Fees total $[Redacted] on a Federal Total Loan Amount of $[Redacted] vs. an allowable total of $[Redacted] The loan file is missing the undiscounted rate and undiscounted rate price (in points) to further test the loan for bona fide points and fees.				Reviewer Comment (2025-04-28): undiscounted rate and price received Buyer Comment (2025-04-28): Please additional system information Reviewer Comment (2025-04-28): The loan file is missing the undiscounted rate and undiscounted rate price (in points) to further test the loan for bona fide points and fees. Buyer Comment (2025-04-28): Do Not Concur. Please see info from system showing this is QM Safe Harbor	04/28/2025			1	C	A	C	A	C	A	C	A	C	A		OH	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279179	3158547909	33344469	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Loan Discount Points fee was previously disclosed to the borrower on the Loan estimate as $[Redacted] but it increased on the closing disclosure as $[Redacted] with no valid Change of Circumstance found in file and no cure provided to the borrowers.	Reviewer Comment (2025-05-05): [Redacted] received a valid COC.

Buyer Comment (2025-05-02): Please see additional CIC for product change

Reviewer Comment (2025-04-29): [Redacted] received snip of pricing dated [Redacted] and COC snip for increase in points dated [Redacted] but the reason for increase in points from [Redacted] to [Redacted] is not provided. Please provide information as to what changed circumstance occurred (as defined under [Redacted](e)(4)(A)-(F) that resulted in re-price the loan.

Buyer Comment (2025-04-28): Do Not Concur. Loan discount points changed on LE v 2 with a valid CIC and remained until closing.
																		05/05/2025			1	C	A	C	A	C	A	C	A	C	A		OH	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279179	3158547909	33344513	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exceptions of Loan Amount. Exception approved with comp factors.	The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-25): Exception approved, with comp factors.			04/25/2025	2	B	B	B	B	B	B	B	B	B	B		OH	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279179	3158547909	33351048	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception of Collateral Issues due to [Redacted] of the subject's [Redacted] acres being leased for farming. Exception approved with comp factors.	The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-25): Exception approved, with comp factors.			04/25/2025	2	B	B	B	B	B	B	B	B	B	B		OH	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279180		3158547912		33366896			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Loan Discount Points changed to $[Redacted] on the Closing Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-05-02): [Redacted] received a valid COC. Buyer Comment (2025-04-30): Do not Concur. Valid CICs for change in lock, interest rate, and loan points occurred on [Redacted]. CD3 discloesd timely same day	05/02/2025			1	C	A	C	A	C	A	C	A	C	A		PA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279181		3158547913		33355358			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-04-29): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-29): Do not concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	04/29/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279182		3158547914		33334957			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-04-23): Sufficient Cure Provided At Closing		04/23/2025		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279182		3158547914		33344475			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-04-28): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-28): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	04/28/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279183		3158547915		33369867			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-[Redacted] exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	The Lender Credit fee changed to $-[Redacted] on the Closing Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-05-02): [Redacted] received a valid COC. Buyer Comment (2025-04-30): Do Not Concur. The appraised value came in lower then expected and changed the loan amount. This change cause pricing to change moving from a lender credit to discount points being paid to achieve the rate desired by the customer. See CICs and Lock info screens.	05/02/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279183		3158547915		33369868			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-04-30): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-30): Do Not Concur. Loan was an HBA (Homebuyer Advantage Program) and once the property address (completing the 6th piece of TRID data) was received after the customer found the home they intended to purchase, the Initial LE was issued timely.	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279183		3158547915		33369870			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Loan Discount Points changed to $[Redacted] on the Closing Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-05-02): [Redacted] received a valid COC. Buyer Comment (2025-04-30): Do Not Concur. The appraised value came in lower then expected and changed the loan amount. This change cause pricing to change moving from a lender credit to discount points being paid to achieve the rate desired by the customer. See CICs and Lock info screens.	05/02/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279183	3158547915	33369871	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Appraisal fee changed to $[Redacted] on the Closing Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.	Reviewer Comment (2025-05-05): [Redacted] Received Valid COC dated [Redacted].

Buyer Comment (2025-05-02): Do not Concur. Valid CIC occurred [Redacted]. Please see attached complexity details. LEv2 disclosed timely next day.

Reviewer Comment (2025-05-02): [Redacted] received COC dated [Redacted] stating "complexity fee" we would require additional information as to what caused the property to be complex along with additional information in order to clear the exception.

Buyer Comment (2025-04-30): Do Not Concur.  The property was deemed to be complex and additional appraisal work needed so the fee was increased, see valid CIC and notes.
																		05/05/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279183		3158547915		33369910			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception of both borrowers [Redacted] day rolling late payments. Exception approved, with comp factors.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has worked in the same position for more than [Redacted] years. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-30): Exception approved, with comp factors.			04/30/2025	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279184	3158547918	33352108	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception for the subject's excessive acreage. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-25): Exception approved, with comp factors.			04/25/2025	2	B	B	B	B	B	B	B	B	B	B		CO	Second Home	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279185		3158547920		33345374			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted].				Reviewer Comment (2025-04-29): Upon further review the Amount Financed was correctly disclosed to consumer Buyer Comment (2025-04-28): Do Not Concur. The attorney fee of $[Redacted] should not be included as a pre-paid fee in calculations because this was a fee that was requested by the customer and is a fee by their own attorney and that is the reason it was added to section H of the closing disclosure.	04/29/2025			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279185		3158547920		33345375			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]				Reviewer Comment (2025-04-29): Upon further review finance charge was correctly disclosed to consumer Buyer Comment (2025-04-28): Do Not Concur. The attorney fee of $[Redacted] should not be included as a pre-paid fee in calculations because this was a fee that was requested by the customer and is a fee by their own attorney and that is the reason it was added to section H of the closing disclosure.	04/29/2025			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279185		3158547920		33351361			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exceptions of DTI Ratio. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-25): Exception approved, with comp factors.			04/25/2025	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279185		3158547920		33351390			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and [Redacted](e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Universal Product Exception Form in file for lender exceptions of DTI Ratio. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-25): Exception approved, with comp factors.			04/25/2025	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279186		3158547921		33340931			Compliance	Compliance	Federal Compliance	TRID	ECOA Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Waterfall finding for Initial Loan Estimate was issued on [Redacted] which was more than 3 business days after the application date				Reviewer Comment (2025-04-28): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-28): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	04/28/2025			1	B	A	B	A	B	A	B	A	B	A		NY	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279186		3158547921		33340947			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted] which was more than 3 business days after the application date of [Redacted].				Reviewer Comment (2025-04-28): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-28): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	04/28/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279186		3158547921		33340949			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-04-24): Sufficient Cure Provided At Closing		04/24/2025		1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279187		3158547922		33339943			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-04-28): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-28): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	04/28/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279188		3158547923		33358499			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-04-29): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-29): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	04/29/2025			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279189		3158547924		33355357			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	The file was missing copy of Insurance Verification.				Reviewer Comment (2025-04-30): REO documentation received Buyer Comment (2025-04-30): [Redacted] LIEN: Owned free and clear; confirmed via data tree; Per customer LOE, this is their shop that they have on lease to [Redacted] [Redacted] acre. Customer state they own it free and clear estimated value around [Redacted] million. Per data tree, this property is owned by [Redacted]. Lease agreement provided; property is being rented to [Redacted]; customer is in a triple net lease where the [Redacted] pays the insurance, taxes, and all utilities against the property.	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279189		3158547924		33355451			Compliance	Compliance	Federal Compliance	TRID	ECOA Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Waterfall condition for Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date				Reviewer Comment (2025-04-29): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-29): Do Not Concur. Loan was an HBA (Homebuyer Advantage Program) and once the property address (completing the 6th piece of TRID data) was received after the customer found the home they intended to purchase, the appraisal disclosure was issued timely.	04/29/2025			1	B	A	B	A	B	A	B	A	B	A		FL	Second Home	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279189		3158547924		33355452			Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.				Reviewer Comment (2025-04-29): disclosure provided timely Buyer Comment (2025-04-29): Do Not Concur. The Special Notice of Flood Hazard was delivered on [Redacted] and closing was on [Redacted], please see document snips provided	04/29/2025			1	B	A	B	A	B	A	B	A	B	A		FL	Second Home	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279189		3158547924		33355453			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-[Redacted] exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-[Redacted] exceeds tolerance of $-[Redacted]. no cure or valid change of circumstance form was provided to the borrower.				Reviewer Comment (2025-04-30): [Redacted] received COC dated [Redacted] Buyer Comment (2025-04-29): Do Not Concur. Pricing can change prior to loan lock, please see lock info and CICs for loan lock and discount point increases	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279189		3158547924		33355454			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted] however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-04-29): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-29): Do Not Concur. Loan was an HBA (Homebuyer Advantage Program) and once the property address (completing the 6th piece of TRID data) was received after the customer found the home they intended to purchase, the Initial LE was issued timely.	04/29/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase	No Defined Cure	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279189		3158547924		33360176			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of Income Calculation and Length of Self-Employment. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-28): Universal Product Exception Form in file, exception approved with comp factors.			04/28/2025	2	B	B	B	B	B	B	B	B	B	B		FL	Second Home	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279190		3158547925		33350118			Compliance	Compliance	Federal Compliance	TRID	ECOA Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Waterfall finding related to Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial[Redacted])				Reviewer Comment (2025-04-29): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-29): Do Not Concur. Loan was an HBA (Homebuyer Advantage Program) and once the property address (completing the 6th piece of TRID data) was received after the customer found the home they intended to purchase, the appraisal disclosure was issued timely.	04/29/2025			1	B	A	B	A	B	A	B	A	B	A		NC	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279190		3158547925		33350119			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial[Redacted])				Reviewer Comment (2025-04-29): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-29): Do Not Concur. Loan was an HBA (Homebuyer Advantage Program) and once the property address (completing the 6th piece of TRID data) was received after the customer found the home they intended to purchase, the Initial LE was issued timely.	04/29/2025			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279190	3158547925	33350164	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exceptions of Loan Amount. Exception approved with comp factors.	Borrower has verified disposable income of at least $[Redacted].

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-25): Exception approved, with comp factors.			04/25/2025	2	B	B	B	B	B	B	B	B	B	B		NC	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279190	3158547925	33354414	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of excessive acreage > [Redacted] AC and multiple parcels with multiple dwelling units. Exception approved with comp factors.	Borrower has verified disposable income of at least $[Redacted].

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-25): Exception approved, with comp factors.			04/25/2025	2	B	B	B	B	B	B	B	B	B	B		NC	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279191	3158547928	33355971	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Appraisal fee was previously disclosed to the borrower on the Loan estimate as $[Redacted] but it increased on the closing disclosure as $[Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.	Reviewer Comment (2025-05-06): [Redacted] received detailed LOS comment for increase in fee.

Buyer Comment (2025-05-02): Do not Concur. Valid CIC occurred on [Redacted]. Please see attached comments for complexity details. LEv5 disclosed timely same day

Reviewer Comment (2025-05-01): [Redacted] received COC dated [Redacted] stating "subject determined to be complex" we would require additional information as to what caused the property to be complex along with additional information for the fee increase on LE dated [Redacted] for $[Redacted].

Buyer Comment (2025-04-29): Do Not Concur.  Please see valid CICs and reason for appraisal fee increase and also the second appraisal fee increase, this property is complex in nature and there were loan amount changes that changed the circumstances
																		05/06/2025			1	C	A	C	A	C	A	C	A	C	A		MO	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279191	3158547928	33355972	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Second Appraisal Fee was previously disclosed to the borrower on the Loan estimate as $[Redacted] but it increased on the closing disclosure as $[Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.	Reviewer Comment (2025-05-06): [Redacted] received detailed LOS comment for increase in fee.

Buyer Comment (2025-05-02): Do not Concur. Valid CIC occurred on [Redacted]. Please see attached comments for complexity details. LEv6 disclosed timely same day

Reviewer Comment (2025-05-01): [Redacted] received Changed Circumstance, but it does not give sufficient information on why the second appraisal fee was increased.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increase and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Buyer Comment (2025-04-29): Do Not Concur.  Please see valid CICs and reason for appraisal fee increase and also the second appraisal fee increase, this property is complex in nature and there were loan amount changes that changed the circumstances
																		05/06/2025			1	C	A	C	A	C	A	C	A	C	A		MO	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279191	3158547928	33362294	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of Income Calculation. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-28): Universal Product Exception Form in file, exception approved with comp factors.			04/28/2025	2	B	B	B	B	B	B	B	B	B	B		MO	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279192		3158547930		33358234			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	The Loan Discount Points changed to $[redacted] on the Closing Disclosure dated [redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-04-30): [redacted] received COC dated [redacted]. Buyer Comment (2025-04-29): Do Not Concur. See valid CICs for pricing change and discount points increase	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279192	3158547930	33358235	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	The Appraisal fee increased to $[redacted] on the Closing Disclosure dated [redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.	Reviewer Comment (2025-05-06): [redacted] received valid changed circumstance with additional information

Buyer Comment (2025-05-06): Please see reasons from system and sales contract adndm for property being deemed complex

Reviewer Comment (2025-05-05): [redacted] received COC stating complexity however the reason mentioned is not sufficient in order to clear the exception. Kindly provide additional information as to what caused the property to be complex in order to clear the exception.

Buyer Comment (2025-05-02): The sales contract was received on [redacted], the property was deemed a complex property because of the sales price and complexities, pls see screen snips showing when contract was received, appraisal fee exception cic, and disclosure to customer that possible appraisal fee increases can occur due to complex property.

Reviewer Comment (2025-05-01): [redacted] received COC dated [redacted] for increase in fee due to complex property but the reason provided is not sufficient. Please provide more information on complexity and when lender has become aware of the change.

Buyer Comment (2025-04-29): Do Not Concur.  See valid CICs for appraisal fee increase, property was identified as complex.
																		05/06/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279192	3158547930	33358236	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	The Appraisal Re-Inspection fee changed to $[redacted] on the Closing Disclosure dated [redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.	Reviewer Comment (2025-05-06): inspection reports received, along with previously received valid COC, resolves this tolerance issue.

Buyer Comment (2025-05-06): Please see the basement and dampness inspection report, also the exception report explaining that the ground was frozen and septic inspection was not possible.

Reviewer Comment (2025-05-05): [redacted] received COC however we would also require supporting document i.e. 442 completion report in order to clear the exception.

Buyer Comment (2025-05-02): The appraisal came back [redacted] showing the condition of the property and additional items septic and dampness needed to be repaired, final inspection ordered and escrow holdback for the repairs. Pls see additional CIC and system notes.

Reviewer Comment (2025-05-01): [redacted] received comment dated [redacted] for escrow hold back but the fee was added on LE dated [redacted]. Please provide COC within 3 business days from the date of change or cure will be required.

Buyer Comment (2025-04-29): Do Not Concur.  This fee was added because there was an escrow holdback for needed repairs to the property and completion of this work had to be validated, the inspection fee was paid to be sure that work was completed before closing, loan event - closing date was pushed out, see CIC.
																		05/06/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279192		3158547930		33362771			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception of to allow an escrow holdback for subject property Septic System. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [redacted] years. Borrower has verified disposable income of at least $[redacted]. Borrower has worked in the same position for more than [redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted]. The representative FICO score exceeds the guideline minimum by at least [redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-28): Universal Product Exception Form in file, exception approved with comp factors.			04/28/2025	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279194		3158547933		33362110			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-04-30): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-30): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279195		3158547936		33340578			Compliance	Compliance	Federal Compliance	TRID	ECOA Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Waterfall finding due to Initial Loan Estimate was issued on [Redacted] which was more than 3 business days after the application date of [Redacted]. The property was not identified [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-04-28): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-28): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	04/28/2025			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279195		3158547936		33340579			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted] which was more than 3 business days after the application date of [Redacted]. The property was not identified [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-04-28): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-28): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	04/28/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279195		3158547936		33346312			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception of the thin credit file. Exception approved, with comp factors.	Borrower has verified disposable income of at least $[Redacted]. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-24): Exception approved, with comp factors.			04/24/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279196		3158547937		33339366			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The FNMA UCDP in file did not have a risk score.				Reviewer Comment (2025-04-28): UCDP received with acceptable score Buyer Comment (2025-04-28): see attached Fannie UCDP with a score of [Redacted]	04/28/2025			1	D	A	D	A	D	A	D	A	D	A		TN	Primary	Purchase		D	B	B	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279196		3158547937		33339369			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted] which was more than 3 business days after the application date of [Redacted]				Reviewer Comment (2025-04-28): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-28): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	04/28/2025			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Purchase	No Defined Cure	D	B	B	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279196		3158547937		33346790			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception for the income calculation. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-24): Exception approved, with comp factors.			04/24/2025	2	B	B	B	B	B	B	B	B	B	B		TN	Primary	Purchase		D	B	B	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279197		3158547940		33369817			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-04-29): Sufficient Cure Provided At Closing		04/29/2025		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279197		3158547940		33369885			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Note amount is $[Redacted], and the appraisal did not provide an estimated cost new. Based on hazard insurance coverage of $[Redacted], plus extended coverage of $[Redacted] for total coverage of $[Redacted], the loan is short of the required coverage by $[Redacted]. An Insurer's Replacement Cost Estimate was not in file.				Reviewer Comment (2025-05-01): HOI coverage is sufficient based on RCE received Buyer Comment (2025-05-01): RCC Provided	05/01/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279198		3158547943		33332233			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2025-04-28): proof of appraisal delivery has been received Buyer Comment (2025-04-28): Do not Concur. Appraisal was sent via [Redacted]	04/28/2025			1	B	A	B	A	B	A	B	A	B	A		NY	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279198		3158547943		33332236			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-[Redacted] exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	Lender Credits Fee was last disclosed as $[Redacted] on LE but disclosed as $[Redacted] on Final Closing Disclosure. File does not contain a valid COC for the reduced credit, nor evidence of cure in file.				Reviewer Comment (2025-04-29): [Redacted] Received Valid COC dated [Redacted]. Buyer Comment (2025-04-28): Do not Concur. Prem pricing changed with vlaid CICs of Initial loan lock, interest rate, and loan points on [Redacted] moving prem pricing to $[Redacted]. LEv2 disclosed timley same day. Note: The other $[Redacted] is a lender credit state required given to the customer	04/29/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279199		3158547946		33354826			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	The initial Loan Estimate was issued on [Redacted], which is more than 3 business days after the application date ([Redacted]). The property was not identified on [Redacted], however, no documentation is provided as evidence of date of receipt of required data triggering application date.				Reviewer Comment (2025-04-29): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-29): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	04/29/2025			1	C	A	C	A	C	A	C	A	C	A		SC	Second Home	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279199		3158547946		33354827			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	The Recording fee was previously disclosed to the borrower on the Loan estimate as $[Redacted] but it increased on the closing disclosure as $[Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-05-01): [Redacted] received system snip with additional information for a valid Changed circumstance. Buyer Comment (2025-04-29): Do not Concur. Valid CIC for POA added occurred on [Redacted]. CDv2 disclosed timely [Redacted]	05/01/2025			1	C	A	C	A	C	A	C	A	C	A		SC	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279200		3158547950		33345733			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception of product/program restrictions to allow borrower(s) to pay sons portion for a lease located at [Redacted] in the amount of $[Redacted]. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-25): Exception approved, with comp factors.			04/25/2025	2	B	B	B	B	B	B	B	B	B	B		DE	Second Home	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279200		3158547950		33346949			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	The Lender Credits changed to $[Redacted] on the Closing Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-04-29): [Redacted] Received Valid COC dated [Redacted]. Buyer Comment (2025-04-28): Do not Concur. Valid CIC for initial loan lock occurred [Redacted]. LEv5 disclosed same day. Premium pricing changed to positive points .	04/29/2025			1	C	A	C	A	C	A	C	A	C	A		DE	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279200		3158547950		33346950			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Loan Discount Points increased to $[Redacted] on the Closing Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-04-29): [Redacted] Received Valid COC dated [Redacted]. Buyer Comment (2025-04-28): Do not Concur. Valid CIC for initial loan lock occurred [Redacted]. LEv5 disclosed same day	04/29/2025			1	C	A	C	A	C	A	C	A	C	A		DE	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279201		3158547951		33352887			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-04-25): Sufficient Cure Provided At Closing		04/25/2025		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279201	3158547951	33355524	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met	Universal Product Exception Form in file for lender exception of C2's tradelines/thin credit. Exception approved with comp factors.	Borrower has verified disposable income of at least $[Redacted].

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-25): Exception approved, with comp factors.			04/25/2025	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279201		3158547951		33355541			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-04-29): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-29): Do Not Concur. Loan was an HBA (Homebuyer Advantage Program) and once the property address (completing the 6th piece of TRID data) was received after the customer found the home they intended to purchase, the Initial LE was issued timely.	04/29/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279202		3158547954		33358999			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	The Lender Credits changed to $[Redacted] on the Closing Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-05-01): [Redacted] received a valid COC. Buyer Comment (2025-04-30): Do Not Concur. There was a pricing change, please see valid CICs for the Lender Credit (pricing - negative discount points) decreasing.	05/01/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279202		3158547954		33359000			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted].				Reviewer Comment (2025-04-30): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-30): Do Not Concur. Loan was an HBA (Homebuyer Advantage Program) and once the property address (completing the 6th piece of TRID data) was received after the customer found the home they intended to purchase, the Initial LE was issued timely.	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279203		3158547955		33362154			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-04-28): Sufficient Cure Provided At Closing		04/28/2025		1	A	A	A	A	A	A	A	A	A	A		NJ	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279203		3158547955		33362157			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-04-30): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-30): Do not Concur.Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279205		3158547957		33351240			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	Lender Credit disclosed as -$[Redacted] on the initial Loan Estimate but disclosed as $[Redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for credit decrease and no evidence of tolerance cure provided.				Reviewer Comment (2025-05-01): [Redacted] received a valid COC. Buyer Comment (2025-04-29): Do not Concur. Valid CICs for interest rate and loan points occurred on [Redacted] that changed prepium pricing to positive points. LEv4 disclosed timely [Redacted]	05/01/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279205		3158547957		33354649			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.		Debt paid off through closing is not a mortgage, thus, total cash out of $[Redacted] is greater than guideline maximum of $[Redacted]. The latest dated TURBO results prior to closing also indicate the cash out amount to be a guideline issue.				Reviewer Comment (2025-04-30): cash out amount is acceptable per applicable guidelines Buyer Comment (2025-04-30): The Non-Agency Expanded DTI (Core Segment) is not systemically supported, and TURBO will refer this segment of applications. Primary residence cash-out based on LTV/CLTV are manually supported as follows: [Redacted] - [Redacted]% LTV/CLTV = $[Redacted] [Redacted] - [Redacted]% LTV/CLTV = $[Redacted] Up to [Redacted]% LTV/CLTV = $[Redacted]	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279206	3158547958	33369034	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception of thin credit (2 open trades, 1 reporting only 10 months and a closed authorized account) for Co-borrower. Exception approved, with comp factors.	Borrower has verified disposable income of at least $[Redacted].

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-29): Exception approved, with comp factors.			04/29/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279206		3158547958		33369050			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-04-30): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-30): Do Not Concur. Loan was an HBA (Homebuyer Advantage Program) and once the property address (completing the 6th piece of TRID data) was received after the customer found the home they intended to purchase, the Initial LE was issued timely.	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279207		3158547962		33359259			Compliance	Compliance	Federal Compliance	TRID	ECOA Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Waterfall finding related to Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted].				Reviewer Comment (2025-04-30): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-30): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	04/30/2025			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279207		3158547962		33359260			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] exceeds tolerance of $-[Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-05-01): [Redacted] received a valid COC., Buyer Comment (2025-04-30): Do not Concur. Valid CIC for loan lock and interest rate occurred [Redacted]. LEv2 discloesd timley same day	05/01/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279207		3158547962		33359261			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted].				Reviewer Comment (2025-04-30): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-30): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279208		3158547963		33362765			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-04-28): Sufficient Cure Provided At Closing		04/28/2025		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279208		3158547963		33369496			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted].				Reviewer Comment (2025-04-30): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-30): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279209		3158547964		33370629			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Initial CD issued [Redacted] missing evidence of receipt. Presumed [Redacted] delivery date would not have been at least 3 business days prior to consummation on [Redacted].				Reviewer Comment (2025-05-01): proof of e-delivery of initial CD received Buyer Comment (2025-05-01): Do Not Concur. Please see system info where the customer(s) received the closing disclosure electronically	05/01/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279209		3158547964		33370630			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted].				Reviewer Comment (2025-05-01): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-05-01): Do Not Concur. Loan was an HBA (Homebuyer Advantage Program) and once the property address (completing the 6th piece of TRID data) was received after the customer found the home they intended to purchase, the Initial LE was issued timely.	05/01/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279210	3158547965	33347998	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	Amount Financed disclosed on Final Closing Disclosure is $[Redacted]. Due Diligence Finance Charge is $[Redacted]. There is a variance of $[Redacted]. Discrepancy is caused by exclusion of the following fee(s) from lender's calculation: ID Verification Fee ($[Redacted]); Title - New Loan Services ($[Redacted]).	Reviewer Comment (2025-05-05): PCCD, refund check, LOX, and proof of mailing has been received

Buyer Comment (2025-05-05): Please see attached PCCD, refund, and proof of shipping

Reviewer Comment (2025-04-29): A loan tie-in fee would also be tested as a finance charge.  TRID Grid [Redacted], Row 35, additional considerations states, "While fee naming conventions is outside of scope, for purposes of fee tolerance testing, creditors should ensure that fee names used are substantially consistent across all disclosures and describes the actual service or function representing the cost. The regulations require creditors to label the loan costs using terminology that describes each item clearly and conspicuously and describes the service or administrative function that the charge pays for in a manner that is reasonably understood by consumers
37(f)(5)-1
In loan files where fee names/descriptions change from one disclosure to another, to the extent the fee names used are substantially similar in description and function and can be reasonably matched to prior estimates, TPRs will consider these the same fee(s) for tolerance testing purposes. Example: LE discloses $[Redacted] "Settlement/Closing Fee" while CD discloses $[Redacted] "Title - Escrow Closing Fee"; or LE discloses $[Redacted] "Mobile Notary Fee" while CD discloses $[Redacted] "Mobile Signing Fee"
However, for distinctly different fees or fee descriptions that represent different costs or services or purpose, TPRs will NOT consider these the same fee(s) for tolerance testing purposes. Additional documentation or, if name was incorrectly disclosed on the CD, a revised disclosures to reflect actual name for fees/services provided, will be required to address fee tolerance and other violations resulting from incorrect or inconsistent use of fee names. A verbal explanation or rebuttal comment indicating that certain fees are the same will not be sufficient. "

Buyer Comment (2025-04-28): Do not Concur. Per title this fee is for the additional work required to provide the lender all the requested title and escrow to process the loan. This fee should not be included as a prepaid fee.
																			05/05/2025		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279210	3158547965	33347999	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Finance Charge disclosed on Final Closing Disclosure is $[Redacted]. Due Diligence Finance Charge is $[Redacted]. There is a variance of $[Redacted]. Discrepancy is caused by exclusion of the following fee(s) from lender's calculation: ID Verification Fee ($[Redacted]); Title - New Loan Services ($[Redacted]).	Reviewer Comment (2025-05-05): PCCD, refund check, LOX, and proof of mailing has been received

Buyer Comment (2025-05-05): Please see attached PCCD, refund, and proof of shipping

Reviewer Comment (2025-04-29): A loan tie-in fee would also be tested as a finance charge.  TRID Grid [Redacted], Row 35, additional considerations states, "While fee naming conventions is outside of scope, for purposes of fee tolerance testing, creditors should ensure that fee names used are substantially consistent across all disclosures and describes the actual service or function representing the cost. The regulations require creditors to label the loan costs using terminology that describes each item clearly and conspicuously and describes the service or administrative function that the charge pays for in a manner that is reasonably understood by consumers
37(f)(5)-1
In loan files where fee names/descriptions change from one disclosure to another, to the extent the fee names used are substantially similar in description and function and can be reasonably matched to prior estimates, TPRs will consider these the same fee(s) for tolerance testing purposes. Example: LE discloses $[Redacted] "Settlement/Closing Fee" while CD discloses $[Redacted] "Title - Escrow Closing Fee"; or LE discloses $[Redacted] "Mobile Notary Fee" while CD discloses $[Redacted] "Mobile Signing Fee"
However, for distinctly different fees or fee descriptions that represent different costs or services or purpose, TPRs will NOT consider these the same fee(s) for tolerance testing purposes. Additional documentation or, if name was incorrectly disclosed on the CD, a revised disclosures to reflect actual name for fees/services provided, will be required to address fee tolerance and other violations resulting from incorrect or inconsistent use of fee names. A verbal explanation or rebuttal comment indicating that certain fees are the same will not be sufficient. "

Buyer Comment (2025-04-28): Do not Concur. Per title this fee is for the additional work required to provide the lender all the requested title and escrow to process the loan. This fee should not be included as a prepaid fee.
																			05/05/2025		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279210		3158547965		33348000			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-04-28): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-28): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	04/28/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279211		3158547966		33352789			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception of co-borrower Tradelines/Thin File. Exception approved with comp factors.Tradelines/Thin File	Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-30): Lender exception in file approved, with comp factors.			04/25/2025	2	B	B	B	B	B	B	B	B	B	B		OR	Primary	Refinance - Rate/Term		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279211		3158547966		33352822			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Loan Discount Points $[Redacted] was added on the Closing Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-05-01): [Redacted] received a valid COC. Buyer Comment (2025-04-29): Do Not Concur. Please see pricing and CIC info for loan discount point increase due to interest rate change and change in lock	05/01/2025			1	C	A	C	A	C	A	C	A	C	A		OR	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279213		3158547968		33354945			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions to allow the [Redacted] paystub which was not translated by the approved vendor and for the thin credit file of the co-borrower. Exceptions approved with comp factors.	Borrower has verified disposable income of at least $[Redacted]. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-25): Exception approved, with comp factors.			04/25/2025	2	B	B	B	B	B	B	B	B	B	B		WI	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279214	3158547969	33356009	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.	Reviewer Comment (2025-05-05): PCCD, refund check, LOX, and proof of mailing has been received

Buyer Comment (2025-05-05): Please see attached PCCD, refund, and proof of shipping

Reviewer Comment (2025-04-30): [Redacted] received rebuttal and COC for rate lock. The required cure for removing the lender credit from discount points is $[Redacted]. Please provide cure docs. Cure requirements include LOE, corrected CD, proof of mailing and copy of refund check.

Buyer Comment (2025-04-29): Do not Concur. Valid CIC for initial loan lock occurred on [Redacted] which was valid to increase loan points $[Redacted]. CDv1 disclosed timely same day. DO CONCUR that $[Redacted] was not supposed to be charged to the customer. LOX located in EIV. Please verify that $[Redacted] cure is due back to the customer since this credit ended up being charged to the customers points at closing without a valid CIC.
																			05/05/2025		2	C	B	C	B	C	B	C	B	C	B		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279214		3158547969		33410757			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-[Redacted] exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	Final Lender Credit of $-[Redacted] exceeds tolerance of $-[Redacted].				Reviewer Comment (2025-05-05): PCCD, refund check, LOX, and proof of mailing has been received		05/05/2025		2		B		B		B		B		B		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279215		3158547970		33352924			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-04-25): Sufficient Cure Provided At Closing		04/25/2025		1	A	A	A	A	A	A	A	A	A	A		CO	Second Home	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279215		3158547970		33352928			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate.				Reviewer Comment (2025-05-05): PCCD, refund check, LOX, and proof of mailing has been received Buyer Comment (2025-05-05): Please see attached PCCD, refund, and proof of shipping Reviewer Comment (2025-05-01): Fees used in calculation are: Interest - $[Redacted], Title - document delivery - $[Redacted], Title - Closing - $[Redacted], and Verification fee - $[Redacted]. Buyer Comment (2025-04-30): Do not Concur. Per title This fee is not a prepaid fee. It is their fee for facilitating the closing. It is a filed rate and fee with the state of Colorado and is paid at the time of closing.		05/05/2025		2	C	B	C	B	C	B	C	B	C	B		CO	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279215		3158547970		33352929			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold.				Reviewer Comment (2025-05-05): PCCD, refund check, LOX, and proof of mailing has been received Buyer Comment (2025-05-05): Please see attached PCCD, refund, and proof of shipping Reviewer Comment (2025-05-01): Fees used in calculation are: Interest - $[Redacted], Title - document delivery - $[Redacted], Title - Closing - $[Redacted], and Verification fee - $[Redacted]. Buyer Comment (2025-04-30): Do not Concur. Per title This fee is not a prepaid fee. It is their fee for facilitating the closing. It is a filed rate and fee with the state of Colorado and is paid at the time of closing.		05/05/2025		2	C	B	C	B	C	B	C	B	C	B		CO	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279216		3158547972		33361882			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to the DTI not meeting the guideline requirement of [Redacted]%, resulting in a loan designation discrepancy.				Reviewer Comment (2025-04-28): DTI exception acceptable	04/28/2025			1	B	A	C	A	B	A	C	A	B	A		CO	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279216		3158547972		33361883			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and [Redacted](e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to the DTI ratio	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-28): Universal Product Exception Form in file, exception approved with comp factors.			04/28/2025	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279216		3158547972		33361900			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exceptions of DTI Ratio. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-28): Universal Product Exception Form in file, exception approved with comp factors.			04/28/2025	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279216		3158547972		33361910			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.					Reviewer Comment (2025-04-28): Universal Product Exception Form in file, exception approved with comp factors.	04/28/2025			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279217		3158547973		33354808			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-04-30): [Redacted] received COC dated [Redacted] for POA. Buyer Comment (2025-04-29): Do Not Concur. Please see valid CIC for POA recording increasing the recording fee	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279217		3158547973		33359385			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of Credit History and Tradelines/Thin File. Exceptions approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-28): Universal Product Exception Form in file, exception approved with comp factors.			04/28/2025	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279219	3158547976	33358542	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Initial escrow account statement does not match the figures in section G of the final CD.	Reviewer Comment (2025-04-30): correct IEADS received Buyer Comment (2025-04-30): Please see attached IEADS	04/30/2025	1	B	A	B	A	B	A	B	A	B	A	WA	Primary	Purchase	If the IEAD is correct and the CD/HUD is incorrect, we require a corrected PCCD/HUD with LOE to borrower to cure. Signature is not required.
																																				If the CD/HUD is correct and the IEAD is incorrect, we require LOE and corrected IEAD to cure. Signature is not required.	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279222		3158547980		33358906			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-04-28): Sufficient Cure Provided At Closing		04/28/2025		1	A	A	A	A	A	A	A	A	A	A		FL	Second Home	Purchase	Final CD evidences Cure	C	B	A	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279222		3158547980		33358908			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted] .				Reviewer Comment (2025-04-29): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-29): Do Not Concur. Loan was an HBA (Homebuyer Advantage Program) and once the property address (completing the 6th piece of TRID data) was received after the customer found the home they intended to purchase, the Initial LE was issued timely.	04/29/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase	No Defined Cure	C	B	A	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279222	3158547980	33386187	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception for the Income Calculation - Annuitization of Assets. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has verified disposable income of at least $[Redacted].

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-30): Exception approved, with comp factors.			04/30/2025	2		B		B		B		B		B		FL	Second Home	Purchase		C	B	A	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279223	3158547981	33362996	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of Income Calculation and Length of self-employment	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-28): Universal Product Exception Form in file, exception approved with comp factors.			04/28/2025	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279224		3158547982		33371956			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted].				Reviewer Comment (2025-05-01): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-05-01): Do Not Concur. Loan was an HBA (Homebuyer Advantage Program) and once the property address (completing the 6th piece of TRID data) was received after the customer found the home they intended to purchase, the Initial LE was issued timely.	05/01/2025			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279225		3158547983		33361994			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-04-28): Sufficient Cure Provided At Closing		04/28/2025		1	A	A	A	A	A	A	A	A	A	A		NJ	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279225		3158547983		33367818			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of Tradelines/Thin File. Exception approved with comp factors.	Borrower has verified disposable income of at least $[Redacted]. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-29): Exception approved, with comp factors.			04/29/2025	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279226		3158547984		33345661			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception of Product Program Restriction. There was a large deposit ($[Redacted]) into the customer's bank account that needed to be sourced from the sale of an RV. Proceed as-is with reduced documentation to source the large deposit. Exception approved with comp factors.	Borrower has verified disposable income of at least $[Redacted]. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-24): Exception approved, with comp factors.			04/24/2025	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279227		3158547986		33371127			Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		Provide a copy of the lender's initial 1003.				Reviewer Comment (2025-05-01): initial 1003 received Buyer Comment (2025-05-01): Do not Concur. Initial 1003s attached	05/01/2025			1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279227		3158547986		33371142			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	Provide a copy of the E-sign Consent Agreement.				Reviewer Comment (2025-05-01): proof of e-consent documentation received Buyer Comment (2025-05-01): E-Consent received	05/01/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279227		3158547986		33371185			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Documentation in file indicates delivery of the appraisal on [Redacted]; however there is no evidence of receipt and the presumed receipt date would have been after the closing date.				Reviewer Comment (2025-05-01): proof of appraisal receipt received Buyer Comment (2025-05-01): Do not Concur. Appraisal sent via [Redacted]	05/01/2025			1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279227		3158547986		33371186			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted] which was more than 3 business days after the application date of [Redacted]				Reviewer Comment (2025-05-01): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-05-01): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	05/01/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279227	3158547986	33371188	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Appraisal fee was previously disclosed to the borrower on the Loan estimate as $[Redacted] but it increased on the closing disclosure as $[Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.	Reviewer Comment (2025-05-06): [Redacted] received LOE and snip in lieu of COC for increase in fee.

Buyer Comment (2025-05-05): Do not Concur. When the loan application was originally taken, the purchase price was $[Redacted].  It was then increased to $[Redacted] on [Redacted].  The purchase price increase pushed this into the next appraisal fee tier. CIC on [Redacted] reflects Re-baseline needed for purchase price. $[Redacted] was the correct SLA fee to be charged to the customer at the time of appraisal order.

Reviewer Comment (2025-05-05): [Redacted] received COC and snip for change in appraised value and increase in appraisal fee based on receipt of invoice but the reason for increase is not valid. Please provide actual reason why appraisal company increased the fee also, what and when new information was received to lender that required the fee to increase, or cure would be required.

Buyer Comment (2025-05-01): Do not Concur. PropType CIC on [Redacted] then there after LE V3 [Redacted] and CD V1 [Redacted], V2 & V3 [Redacted] generated with $[Redacted]. ApprValue CIC on [Redacted] generated Appraisal Invoice of $[Redacted] for Inspection date of [Redacted]. Service provider also changed to [Redacted] Staff Appraiser.
																		05/06/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279228		3158547987		33353246			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[redacted] is over disclosed by $[redacted] compared to the calculated Amount Financed of $[redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [redacted]).	Amount Financed disclosed on Final Closing Disclosure is $[redacted]. Due Diligence Finance Charge is $[redacted]. There is a variance of $[redacted].				Reviewer Comment (2025-05-01): Prepaid amounts are $-[redacted]. Interest at - -$[redacted], Title - Archive - $[redacted], Title - Courier - $[redacted], Title - Wire - $[redacted] for a total of $ $-[redacted]. Cure required is $[redacted] based on final CD page 5 finance charge. Buyer Comment (2025-04-30): Do not Concur. Please see [redacted] calculations reflecting the negative prepaid amount. Amount Financed + Prepaids (found on the TIL Disclosure Data screen (CTRL + Z) = Loan mount. No money due back. Do concur regarding the $[redacted] due back. Please verify cure amount.				3	C	C	C	C	C	C	C	C	C	C		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279228		3158547987		33353247			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated Finance Charge of $[redacted] which exceeds the $[redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	Finance Charge disclosed on Final Closing Disclosure is $[redacted]. Due Diligence Finance Charge is $[redacted]. There is a variance of $[redacted].				Reviewer Comment (2025-05-01): Prepaid amounts are $-[redacted]. Interest at - -$[redacted], Title - Archive - $[redacted], Title - Courier - $[redacted], Title - Wire - $[redacted] for a total of $ $-[redacted]. Cure required is $[redacted] based on final CD page 5 finance charge. Buyer Comment (2025-04-30): Do not Concur. Please see [redacted] calculations reflecting the negative prepaid amount. Amount Financed + Prepaids (found on the TIL Disclosure Data screen (CTRL + Z) = Loan mount. No money due back. Do concur regarding the $[redacted] due back. Please verify cure amount.				3	C	C	C	C	C	C	C	C	C	C		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279228		3158547987		33353248			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-[redacted] exceeds tolerance of $-[redacted]. Insufficient or no cure was provided to the borrower.	Lender Credit disclosed as -$[redacted] on the initial Loan Estimate but disclosed as -$[redacted]on the Final Closing Disclosure. A valid change of circumstance not provided for credit decrease and no evidence of tolerance cure provided.				Reviewer Comment (2025-05-02): [redacted] received COC dated [redacted]. Buyer Comment (2025-04-30): Do not Concur. Expiration change and valid CIC for loan points occurred on [redacted] to decrease prem pricing to $[redacted]. CDv3 disclosed timely same day	05/02/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279230		3158547990		33370235			Compliance	Compliance	Federal Compliance	TRID	ECOA Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Waterfall condition for Initial Loan Estimate was issued on [Redacted] which was more than 3 business days after the application date				Reviewer Comment (2025-05-01): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-05-01): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	05/01/2025			1	B	A	B	A	B	A	B	A	B	A		NY	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279230		3158547990		33370236			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted] which was more than 3 business days after the application date of [Redacted]. The property was not identified [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-05-01): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-05-01): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	05/01/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279232		3158547992		33368142			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-[Redacted] exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	The Lender Credit fee changed to $[Redacted] on the CD dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-05-01): [Redacted] received system snip for additional information for a valid changed circumstance. Buyer Comment (2025-04-30): Do not Concur. Valid CICs for change in lock, interest rate, and loan points occurred on [Redacted]. CDv3 disclosed timely	05/01/2025			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279233		3158547995		33359670			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	The [Redacted] Closing Disclosure is not signed/dated and there is no other evidence in the loan file the borrower received the Closing Disclosure at least three (3) business days prior to closing.				Reviewer Comment (2025-04-30): proof of e-delivery received Buyer Comment (2025-04-30): Do Not Concur. Please see where the customer received the LE and CD electronically timely.	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		IL	Second Home	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279233		3158547995		33359671			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	The Lender Credits changed to $[Redacted] on the Closing Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-05-01): [Redacted] received system snip and supporting rate lock document was already provided in the loan file for the pricing changed. Buyer Comment (2025-04-30): Do Not Concur. Lender credit (pricing - negative discount points) decreased before the loan locked, please see CIC and lock info screen	05/01/2025			1	C	A	C	A	C	A	C	A	C	A		IL	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279233		3158547995		33359672			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [Redacted] not received by borrower at least four (4) business days prior to closing.	The [Redacted] Loan Estimate is not signed/dated and there is no other evidence in the loan file the borrower received the revised loan estimate at least 4 business days before closing.				Reviewer Comment (2025-04-30): proof of e-delivery received Buyer Comment (2025-04-30): Do Not Concur. Please see where the customer received the LE and CD electronically timely.	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		IL	Second Home	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279233	3158547995	33359678	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exception of loan amount below the minimum for non-agency requirement. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

														The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-29): Exception approved, with comp factors.			04/29/2025	2	B	B	B	B	B	B	B	B	B	B		IL	Second Home	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279233	3158547995	33365076	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception of PAG referral. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

														The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-29): Exception approved, with comp factors.			04/29/2025	2	B	B	B	B	B	B	B	B	B	B		IL	Second Home	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279235		3158547997		33354711			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation				Reviewer Comment (2025-04-30): verification of appraisal delivery received Buyer Comment (2025-04-30): Do not concur. Appraisal sent [Redacted] [Redacted]	04/30/2025			1	B	A	B	A	B	A	B	A	B	A		AZ	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279235		3158547997		33354713			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall condition for Unable to verify current Partnership status using reasonably reliable third-party records.				Reviewer Comment (2025-05-01): income/employment documentation is acceptable as is	05/01/2025			1	B	A	C	A	B	A	C	A	B	A		AZ	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279235		3158547997		33354714			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Partnership	General QM: Unable to verify current Partnership status using reasonably reliable third-party records.	Unable to verify current Partnership status using reasonably reliable third-party records.				Reviewer Comment (2025-05-01): income/employment documentation is acceptable as is Buyer Comment (2025-05-01): There is zero income used from [Redacted], this is not required, thank you Buyer Comment (2025-05-01): There is zero income used from [Redacted] , this is not required.	05/01/2025			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279236		3158547998		33349739			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The Title Policy Amount of $[redacted] is less than the note amount of $[redacted] based on the Commitment in file. Provide a final title policy or an updated title commitment with a coverage amount matching the note amount.								2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279237		3158547999		33342105			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	The Lender Credit decreased to $[Redacted] on the Closing Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-04-30): [Redacted] received valid COC document Buyer Comment (2025-04-29): Do Not Concur. See valid CICs for pricing change and lender credit being removed.	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279237	3158547999	33342107	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Transfer Tax fee increased to $[Redacted] on the Closing Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.	Reviewer Comment (2025-05-06): [Redacted] received snip to verify the receipt of purchase contract.

Buyer Comment (2025-05-05): Do not Concur. [Redacted] did not receive the sales contract until [Redacted]. Due to cut off time the CIC hit next business day of [Redacted]. This is a valid CIC for transfer taxes. [Redacted] did not receive sales contract within initial LE of [Redacted].

Reviewer Comment (2025-05-05): [Redacted] received rebuttal comment and snip of purchase contract reviewed. The purchase agreement was available to review at the time of initial disclosure, reviewing the Purchase Agreement later is not a valid changed circumstance. Please provide a corrected CD, LOE, refund check, and proof of mailing to cure.

Buyer Comment (2025-05-01): Please see proof of receipt of sales contract

Reviewer Comment (2025-04-30): [Redacted] received COC dated [Redacted], however we also require proof when the purchase contract was received by lender. Please provide evidence to re-evaluate the exception.

Buyer Comment (2025-04-29): Do Not Concur. See valid CICs for the increase in transfer tax
																		05/06/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279237	3158547999	33346504	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exceptions of loan amount below the minimum for non-agency and for the residence payments less than lease requirement (credit history). Exception approved, with comp factors.	Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-25): Lender exception approved with compensating factors.			04/25/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279239		3158548005		33361700			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	Lender Credits was last disclosed as $-[Redacted] on Loan Estimate but disclosed as $[Redacted] on Final Closing Disclosure dated [Redacted]. File does not contain a valid COC for the reduced credit, nor evidence of cure in file.				Reviewer Comment (2025-05-02): [Redacted] received COC dated [Redacted]. Buyer Comment (2025-04-30): Do not Concur. Valid CIC for loan lock [Redacted]. LEv2 disclosed timely same day	05/02/2025			1	C	A	C	A	C	A	C	A	C	A		OH	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279240	3158548007	33353356	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Appraisal fee increased to $[Redacted] on the Closing Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.	Reviewer Comment (2025-05-05): [Redacted] Received Valid COC dated [Redacted].

Buyer Comment (2025-05-02): Do not Concur. Valid CIC [Redacted]. Please see attached complexity details. LEv2 disclosed timely same day

Reviewer Comment (2025-05-02): [Redacted] received COC dated [Redacted], however it doesn't provide sufficient information on what was complex about the property. Please provide additional information or cure would be required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Buyer Comment (2025-04-30): Do Not Concur.  When the appraisal was ordered the property was determined to be a complex property and the fee was changed.
																		05/05/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279241		3158548009		33351561			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-04-30): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-30): Do Not Concur. Loan was an HBA (Homebuyer Advantage Program) and once the property address (completing the 6th piece of TRID data) was received after the customer found the home they intended to purchase, the Initial LE was issued timely.	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		CT	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279242		3158548010		33367509			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Loan Discounts Points fee changed to $[Redacted] on the Closing Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-05-05): [Redacted] received valid COC dated [Redacted] Buyer Comment (2025-05-01): Do not Concur. Valid CICs for loan points and interest rate occurred on [Redacted] that increased points to $[Redacted]. CDv1 disclosed timely next day. Points ended up decreasing at closing. No violation and no cure due back.	05/05/2025			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279243		3158548011		33359607			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exception of loan amount below the minimum for non-agency requirement. Exception approved, with comp factors.	Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-28): Universal Product Exception Form in file, exception approved with comp factors.			04/28/2025	2	B	B	B	B	B	B	B	B	B	B		NC	Second Home	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279243		3158548011		33364728			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception of using income calculation to use self-employment income less that [redacted] months.	Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-28): Universal Product Exception Form in file, exception approved with comp factors.			04/28/2025	2	B	B	B	B	B	B	B	B	B	B		NC	Second Home	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279245		3158548013		33362082			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] exceeds tolerance of $-[Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-05-02): [Redacted] Received Valid COC dated [Redacted]. Buyer Comment (2025-05-01): Do not Concur. Valid CICs for interest rate and loan points occurred [Redacted]. CDv2 disclosed timely next day. This is when premium pricing turned into postitive points	05/02/2025			1	C	A	C	A	C	A	C	A	C	A		UT	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279245		3158548013		33362084			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Loan Discount Points fee was not previously disclosed to the borrower on the Loan estimate but it appeared on the closing disclosure as $[Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-05-02): [Redacted] Received Valid COC dated [Redacted]. Buyer Comment (2025-05-01): Do not Concur. Valid CICs for interest rate and loan points occurred [Redacted]. CDv2 disclosed timely next day	05/02/2025			1	C	A	C	A	C	A	C	A	C	A		UT	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279245		3158548013		33362085			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Processing fee was previously disclosed to the borrower on the Loan estimate as $[Redacted] but it increased on the closing disclosure as $[Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-05-05): PCCD, refund check, LOX, and proof of mailing has been received Buyer Comment (2025-05-05): Please see attached PCCD, refund, and proof of shipping		05/05/2025		2	C	B	C	B	C	B	C	B	C	B		UT	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279247		3158548017		33342194			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-04-30): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-30): Do Not Concur. Loan was an HBA (Homebuyer Advantage Program) and once the property address (completing the 6th piece of TRID data) was received after the customer found the home they intended to purchase, the Initial LE was issued timely.	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279248		3158548019		33352252			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	REO property located at [Redacted] Tax Certificate, Hazard Insurance and HOA verification was not provided in the file.				Reviewer Comment (2025-04-30): schedule E information in file and acceptable Buyer Comment (2025-04-30): Since this loan is a rental using rental income policy states To verify and calculate monthly gross (and net) rental income from a non-subject property, the customer's most recent federal income tax return that includes Schedule 1 and Schedule E, is required. The schedule c that is uploaded has the taxes and Insurance amount.	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279248		3158548019		33352255			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	REO property located at [Redacted] Tax Certificate and HOA verification was not provided in the file.				Reviewer Comment (2025-04-30): REO documentation received Buyer Comment (2025-04-30): Statement attached	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279250		3158548025		33359106			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-04-30): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-30): Do Not Concur. Loan was an HBA (Homebuyer Advantage Program) and once the property address (completing the 6th piece of TRID data) was received after the customer found the home they intended to purchase, the Initial LE was issued timely.	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279250	3158548025	33359137	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception for income calculation of the co-borrower.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-29): Universal Product Exception Form in file, exception approved with comp factors.			04/29/2025	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279251		3158548026		33368377			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted] , which was more than 3 business days after the application date of [Redacted].				Reviewer Comment (2025-05-01): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-05-01): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	05/01/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279252		3158548031		33364613			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Loan Discount Points changed to $[Redacted] on the CD dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-05-01): [Redacted] received a valid COC. Buyer Comment (2025-04-30): Do Not Concur. There was a pricing change before initial loan lock, pricing can change until the loan locks, please see valid CICs for the discount points increasing.	05/01/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279253		3158548032		33365480			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Appraisal Re-Inspection fee $[Redacted] added on the Closing Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-05-02): [Redacted] received a valid COC. Buyer Comment (2025-04-30): Do Not Concur. When the appraisal was received it identified several items that needed to be completed and so a final inspection was ordered. Please see CIC and notes.	05/02/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279253		3158548032		33370381			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception of waiver of evidence of receipt of newly set up IRA. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has verified disposable income of at least $[Redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-29): Exception approved, with comp factors.			04/29/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279254		3158548033		33367306			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and [Redacted](e) of [Redacted]% significantly exceeds the guideline maximum of [Redacted]%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Universal Product Exception Form in file for lender exception of DTI ratio.. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-29): Universal Product Exception Form in file, exception approved with comp factors.			04/29/2025	2	B	B	B	B	B	B	B	B	B	B		VA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279254		3158548033		33367349			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exceptions of DTI ratio. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-29): Universal Product Exception Form in file, exception approved with comp factors.			04/29/2025	2	B	B	B	B	B	B	B	B	B	B		VA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279256		3158548036		33364932			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-04-30): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-04-30): Do Not Concur. Loan was an HBA (Homebuyer Advantage Program) and once the property address (completing the 6th piece of TRID data) was received after the customer found the home they intended to purchase, the Initial LE was issued timely.	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		OR	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279257		3158548037		33370919			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.					Reviewer Comment (2025-05-01): proof of HCO disclosure delivery has been received Buyer Comment (2025-05-01): Do not Concur. Homeownership Counseling is sent in app package	05/01/2025			1	B	A	B	A	B	A	B	A	B	A		IL	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279257		3158548037		33371171			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [Redacted], prior to three (3) business days from transaction date of [Redacted].	Right to Cancel signature date is [Redacted] with expiration date [Redacted]. Closing Disclosure issued [Redacted] is missing proof of receipt. Based on presumed [Redacted] received date, the earliest RTC expiration date is [Redacted] and the earliest eligible disbursement date is [Redacted].				Reviewer Comment (2025-05-01): evidence of final CD signed on [Redacted] (note date) has been received Buyer Comment (2025-05-01): Do not Concur. CDv2 sent via [Redacted]. This is the Cd signed at closing as well.	05/01/2025			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279257		3158548037		33371172			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Right to Cancel signature date is [Redacted] with expiration date [Redacted]. Closing Disclosure issued [Redacted] is missing proof of receipt. Based on presumed [Redacted] received date, the earliest RTC expiration date is [Redacted] and the earliest eligible disbursement date is [Redacted].				Reviewer Comment (2025-05-01): evidence of final CD signed on [Redacted] (note date) has been received Buyer Comment (2025-05-01): Do not Concur. CDv2 sent via [Redacted]. This is the Cd signed at closing as well.	05/01/2025			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279259		3158548041		33383033			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Appraisal Report dated [redacted], missing evidence of receipt. Presumed receipt date would not have been at least 3 business days prior to closing.				Reviewer Comment (2025-05-01): proof of appraisal receipt has been received Buyer Comment (2025-05-01): Do Not Concur. Please see system screen when the appraisal was received electronically.	05/01/2025			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279259		3158548041		33383041			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [redacted], which was more than 3 business days after the application date of [redacted]. The property was not identified on [redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-05-01): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-05-01): Do Not Concur. Loan was an [redacted] and once the property address (completing the 6th piece of TRID data) was received after the customer found the home they intended to purchase, the Initial LE was issued timely.	05/01/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279259	3158548041	33383081	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[redacted] is over disclosed by $[redacted] compared to the calculated Amount Financed of $[redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [redacted]).	Disclosed Amount Financed is $[redacted]. Due Diligence Amount Financed is $[redacted]. There is a variance of $[redacted].	Reviewer Comment (2025-05-06): [redacted] received Final borrower settlement statement and LOE from settlement agent which states the Title-Extra Work fee of $[redacted] was not charge at closing. However, the Final CD reflects this fee. If fees updated, a Corrected CD and LOE to borrower should be disclosed with updated fees matching the Final borrower Settlement Statement. Currently, the Finance charge underdisclosure amount is $[redacted]. If fees were removed and not charged borrower at closing that are considered finance charges, then the underdisclosure amount will be retested. Based on the fees noted, there would still be a cure due for underdisclosure. Corrected CD, LOE to borrower, copy of cure refund for the total undeerdisclosure amount and proof of mailing would be required to cure. Unable to determine the underdisclosure until a Corrected CD and LOE to borrower is provided with the fee updates matching the final settlement statement.

Buyer Comment (2025-05-06): Do Not Concur. Per Title the extra work fee of $[redacted] was not needed and refunded to buyer at closing, please confirm if this suffices and PCCD and refund of $[redacted] for the Concurrent Loan Escrow Fee (loan tie in fee) will be sufficient to cure.
																					3	C	C	C	C	C	C	C	C	C	C		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279259	3158548041	33383082	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated Finance Charge of $[redacted] which exceeds the $[redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	Disclosed Finance Charge is $[redacted]. Due Diligence Finance Charge is $[redacted]. There is a variance of $-[redacted].	Reviewer Comment (2025-05-06): [redacted] received Final borrower settlement statement and LOE from settlement agent which states the Title-Extra Work fee of $[redacted] was not charge at closing. However, the Final CD reflects this fee. If fees updated, a Corrected CD and LOE to borrower should be disclosed with updated fees matching the Final borrower Settlement Statement. Currently, the Finance charge underdisclosure amount is $[redacted]. If fees were removed and not charged borrower at closing that are considered finance charges, then the underdisclosure amount will be retested. Based on the fees noted, there would still be a cure due for underdisclosure. Corrected CD, LOE to borrower, copy of cure refund for the total undeerdisclosure amount and proof of mailing would be required to cure. Unable to determine the underdisclosure until a Corrected CD and LOE to borrower is provided with the fee updates matching the final settlement statement.

Buyer Comment (2025-05-06): Do Not Concur. Per Title the extra work fee of $[redacted] was not needed and refunded to buyer at closing, please confirm if this suffices and PCCD and refund of $[redacted] for the Concurrent Loan Escrow Fee (loan tie in fee) will be sufficient to cure.
																					3	C	C	C	C	C	C	C	C	C	C		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279261		3158548046		33365990			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-04-29): Sufficient Cure Provided At Closing		04/29/2025		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279262		3158548050		33362884			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-[Redacted] exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-[Redacted] exceeds tolerance of $-[Redacted]. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations				Reviewer Comment (2025-05-05): Upon further review lender credit correctly disclosed to consumer. Buyer Comment (2025-05-01): Do Not Concur. The final lender credit is $[Redacted] which is the same as was disclosed on the initial LE.	05/05/2025			1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279262		3158548050		33362886			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations				Reviewer Comment (2025-05-05): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2025-05-01): Do Not Concur. The cure of $[Redacted] that appears on the final CD is sufficient for the overage of recording fees.	05/05/2025			1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279262		3158548050		33405569			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-05-05): Sufficient Cure Provided At Closing		05/05/2025		1		A		A		A		A		A		MI	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279263		3158548051		33371751			Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		The file was missing Verification of Non-US Citizen Status for the Borrower.				Reviewer Comment (2025-05-01): I-94 documentation received Buyer Comment (2025-05-01): I-94 Provided	05/01/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279265		3158548055		33364979			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2025-05-01): AVM with acceptable value and fsd score received Buyer Comment (2025-05-01): Please see attached AVM supporting value.	05/01/2025			1	D	A	D	A	D	A	D	A	D	A		AZ	Primary	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279266		3158548057		33362162			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Documentation in file evidences appraisal was sent to borrower [Redacted]; however, there is no documentation of receipt. The presumed receipt date would not have been at least 3 business days prior to closing.				Reviewer Comment (2025-04-30): proof of appraisal delivery received Buyer Comment (2025-04-30): Do Not Concur. The appraisal was received electronically by the customer(s) electronically within three business days of closing. Please see system screen snip of dates viewed.	04/30/2025			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	B	B	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279266		3158548057		33368766			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception of allowing 24-month average of borrowers prior employer's [Redacted] bonus compensation as qualifying income. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-29): Exception approved, with comp factors.			04/29/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279267	3158548058	33363098	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[redacted] is over disclosed by $[redacted] compared to the calculated Amount Financed of $[redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [redacted]).	Final Closing Disclosure provided on [redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[redacted] is over disclosed by $[redacted] compared to the calculated Amount Financed of $[redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate.	Reviewer Comment (2025-05-06): PCCD, refund check, LOX, and proof of mailing has been received

Buyer Comment (2025-05-06): Please see PCCD and refund shipped to customer

Reviewer Comment (2025-05-01): [redacted] received rebuttal that Title-Overnight Shipping costs $[redacted] and ID Verfication fee of $[redacted]. However, a title-overnight shipping cost would be comparable to a title-courier fee and an ID verification fee typically is also a finance charge.  Lender can provide a written Lender Attestation giving the specific services/purposes provided for these fees in order to further determine if finance charge, but based on fee name, they do appear to be finance charges.

Buyer Comment (2025-04-30): Do Not Concur.  The Overnight Shipping Fee for $[redacted] was combined into [redacted]'s Courier / Express Mail/ Messenger Fee and that should not be included in the finance charge calculation as a pre-paid fee.  In addition the $[redacted] ID verification fee is also not a pre-paid fee.
																			05/06/2025		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279267	3158548058	33363099	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated Finance Charge of $[redacted] which exceeds the $[redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated[redacted]).	Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated Finance Charge of $[redacted] which exceeds the $[redacted] threshold	Reviewer Comment (2025-05-06): PCCD, refund check, LOX, and proof of mailing has been received

Buyer Comment (2025-05-06): Please see PCCD and refund shipped to customer

Reviewer Comment (2025-05-01): [redacted] received rebuttal that Title-Overnight Shipping costs $[redacted] and ID Verfication fee of $[redacted]. However, a title-overnight shipping cost would be comparable to a title-courier fee and an ID verification fee typically is also a finance charge.  Lender can provide a written Lender Attestation giving the specific services/purposes provided for these fees in order to further determine if finance charge, but based on fee name, they do appear to be finance charges.

Buyer Comment (2025-04-30): Do Not Concur.  The Overnight Shipping Fee for $[redacted] was combined into [redacted]'s Courier / Express Mail/ Messenger Fee and that should not be included in the finance charge calculation as a pre-paid fee.  In addition the $[redacted] ID verification fee is also not a pre-paid fee.
																			05/06/2025		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279268		3158548059		33371772			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	-	Appraisal was made subject to verification that the subject has a separate parcel from the parent parcel ([Redacted]) identified in the full legal description.				Reviewer Comment (2025-05-05): no 442/1004D required. recorded security instrument received and resolves the appraiser's reason for making the appraisal "subject to" Buyer Comment (2025-05-05): We have confirmed • No 1004D required • No additional review by collateral is required • Collateral set Title condition - to ensure parcel was recorded • provided security instrument - Title and appraisal match both legal and parcel numbers and are consistent with what was recorded Buyer Comment (2025-05-05): Security instrument	05/05/2025			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	A	A	A	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223279270	3158548061	33361947	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Loan Discount Points fee was previously disclosed to the borrower on the Loan estimate as $[Redacted] but it increased on the closing disclosure as $[Redacted].A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.	Reviewer Comment (2025-05-05): [Redacted] received valid COC dated [Redacted]

Buyer Comment (2025-05-02): Please see additional CIC and system info

Reviewer Comment (2025-05-02): [Redacted] received COC dated [Redacted] stating interest rate changed however, interest rate was unchanged from CD dated [Redacted] to [Redacted] from [Redacted]%. Please provide additional information that resulted in the relock of the loan and change in pricing while the loan is still within the lock period.

Buyer Comment (2025-04-30): Do Not Concur.  Interest rate changed please see valid CIC and lock history screen.
																		05/05/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes